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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09721
Allianz Global Investors Managed Accounts Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna-1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—58.1%
Airlines—1.8%
		Continental Airlines, Inc.,
	$2,100	6.503%, 12/15/12	Baa2/BBB+	$1,953,000
	900	7.918%, 11/1/11	Baa2/BBB	873,000
		Northwest Airlines, Inc.,
	1,636	7.041%, 10/1/23	NR/BBB-	1,226,984
	51,085	7.15%, 4/1/21 (MBIA)	Baa1/BBB+	41,698,108
	74	United Air Lines, Inc., 10.125%, 3/22/15 (b)(f)	NR/NR	34,284

				45,785,376

Banking—16.9%
	12,000	American Express Bank FSB, 5.55%, 10/17/12	A2/BBB+	12,269,484
	£3,500	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/B	3,452,530
		Bank of America Corp.,
	€5,000	4.75%, 5/6/19, FRN	A3/A-	6,060,463
	$25,000	7.375%, 5/15/14	A2/A	27,282,350
	500	Bank of America N.A., 5.30%, 3/15/17	A1/A	456,613
		Barclays Bank PLC,
	€10,180	4.875%, 12/15/14 (i)	Baa2/BBB+	8,226,636
	$39,000	6.05%, 12/4/17 (a)(d)	Baa1/A+	36,517,689
	1,300	7.434%, 12/15/17 (a)(d)(i)	Baa2/BBB+	989,408
	4,000	8.55%, 6/15/11 (a)(d)(i)	Baa2/BBB+	3,160,000
	£3,300	14.00%, 6/15/19 (i)	Baa2/BBB+	6,838,630
	$9,400	BNP Paribas, 5.186%, 6/29/15 (a)(d)(i)	Aa3/A	6,380,805
	6,600	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(i)	Aa3/A+	4,567,933
AUD	2,600	Commonwealth Bank of Australia, 4.50%, 2/20/14	Aaa/AAA	2,041,369
		Credit Agricole S.A. (i),
	$16,300	6.637%, 5/31/17 (a)(d)	Aa3/A-	10,282,725
	17,500	6.637%, 5/31/17 (b)	NR/A-	11,200,000
	4,200	Credit Suisse, 5.00%, 5/15/13	Aa1/A+	4,407,505
	5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(i)	B3/B-	1,914,550
		HBOS PLC (a)(d),
	3,400	5.375%, 11/1/13 (i)	Baa3/B-	1,777,234
	30,600	6.75%, 5/21/18	Baa2/A-	23,574,515
		HSBC Bank USA N.A.,
	3,500	5.625%, 8/15/35	A1/AA-	3,184,863
	35,400	6.00%, 8/9/17	A1/AA-	35,916,840
		HSBC Capital Funding L.P. (a)(d)(i),
	13,900	4.61%, 6/27/13	A3/A-	9,511,478
	1,350	10.176%, 6/30/30	A3/A-	1,464,750
	400	HSBC Holdings PLC, 7.625%, 5/17/32	A1/A+	404,785
		JPMorgan Chase Bank N.A.,
	4,400	0.959%, 6/13/16, FRN	Aa2/A+	3,599,310
	19,200	6.00%, 10/1/17	Aa2/A+	20,008,090
		Lloyds Banking Group PLC (a)(d)(i),
	400	5.92%, 10/1/15	B3/CCC+	154,000
	21,800	6.657%, 5/21/37	B3/CCC+	8,952,170
	38,200	Macquarie Bank Ltd., 4.10%, 12/17/13 (a)(d)	Aaa/AAA	39,577,950
	¥100,000	Mizuho Financial Group, Inc., 1.534%, 11/24/49, FRN (g)	NR/NR	1,046,264
	$25,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(i)	Aa2/AA-	29,202,325
	2,400	RBS Capital Trust I, 4.709%, 7/1/13 (i)	B3/B-	960,701
	3,600	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(i)	A2/BBB	2,883,766
		Royal Bank of Scotland Group PLC (i),
	22,200	6.99%, 10/5/17 (a)(d)	Ba3/B-	10,669,076

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

Banking (continued)
	$10,000	7.64%, 9/29/17	B3/CCC+	$4,605,320
	5,000	7.648%, 9/30/31	Ba3/B-	2,554,290
		Sumitomo Mitsui Banking Corp.,
	¥200,000	1.544%, 6/2/49, FRN	NR/NR	1,994,817
	€10,260	4.375%, 10/15/15 (i)	Aa3/A-	12,146,005
	$6,700	USB Capital IX, 6.189%, 4/15/11 (i)	A2/BBB+	4,792,202
		Wachovia Bank N.A.,
	1,700	0.959%, 3/15/16, FRN	Aa3/AA-	1,414,679
	€5,000	6.00%, 5/23/13	Aa2/AA	7,581,503
		Wachovia Corp.,
	$2,200	0.899%, 6/15/17, FRN	A1/AA-	1,787,526
	3,900	5.25%, 8/1/14	A2/A+	3,934,644
	2,700	5.50%, 5/1/13	A1/AA-	2,833,807
	2,000	5.625%, 10/15/16	A2/A+	1,923,016
	35,917	Wells Fargo & Co., 7.98%, 3/15/18 (i)	Ba3/A-	31,114,071
AUD	20,000	Westpac Banking Corp., 4.75%, 3/5/14	Aaa/AAA	15,881,459

				431,500,146

Computer Services—0.2%
	$5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa3/BBB-	4,981,250

Diversified Manufacturing—0.6%
	15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB-	14,057,880

Drugs & Medical Products—0.5%
	12,000	Pfizer, Inc., 6.20%, 3/15/19	Aa2/AAA	13,622,088

Electronics—0.0%
	400	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/CCC	356,000

Energy—2.9%
	2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB	2,706,773
	2,450	El Paso Corp., 7.00%, 6/15/17	Ba3/BB-	2,369,133
	4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,638,432
		Energy Transfer Partners L.P.,
	3,000	6.00%, 7/1/13	Baa3/BBB-	3,151,533
	2,100	6.125%, 2/15/17	Baa3/BBB-	2,177,887
	2,600	6.625%, 10/15/36	Baa3/BBB-	2,703,782
		Kinder Morgan Energy Partners L.P.,
	5,800	6.00%, 2/1/17	Baa2/BBB	5,982,283
	3,800	6.95%, 1/15/38	Baa2/BBB	4,138,060
	5,500	7.30%, 8/15/33	Baa2/BBB	5,860,448
	3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB-	3,777,910
		Northwest Pipeline Corp.,
	3,900	5.95%, 4/15/17	Baa2/BBB-	4,081,935
	1,700	7.00%, 6/15/16	Baa2/BBB-	1,879,180
	5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB-	6,043,871
	2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,691,985
	25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	25,595
	4,400	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	4,508,376
	1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,177,403

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Energy (continued)
	Williams Cos., Inc.,
$11,500	6.375%, 10/1/10 (a)(d)	Baa3/BBB-	$11,732,760
2,000	7.625%, 7/15/19	Baa3/BB+	2,143,760

			72,791,106

Financial Services—21.9%
	American Express Co.,
100	6.15%, 8/28/17	A3/BBB+	98,756
10,000	7.25%, 5/20/14	A3/BBB+	10,829,730
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	Aa3/A+	1,511,814
12,400	6.40%, 10/2/17	Aa3/A+	13,297,128
38,745	6.95%, 8/10/12	Aa3/A+	42,975,838
11,000	7.25%, 2/1/18	Aa3/A+	12,367,080
10,000	Caelus Re Ltd., 6.918%, 6/7/11, FRN (a)(b)(d)	NR/BB	9,103,000
4,200	CIT Group, Inc., 0.782%, 7/28/11, FRN	Ca/CC	2,289,685
2,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	1,769,250
	Citigroup, Inc.,
18,500	5.50%, 8/27/12	A3/A	18,492,378
9,930	5.85%, 7/2/13	A3/A	9,770,911
7,840	6.00%, 8/15/17	A3/A	7,196,320
5,000	6.625%, 6/15/32	Baa1/A-	4,091,390
12,200	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	Caa1/CCC+	10,926,393
	General Electric Capital Corp.,
1,000	0.768%, 10/6/15, FRN	Aa2/AA+	832,478
€10,000	4.625%, 9/15/66, FRN (a)(d)	Aa3/AA+	8,506,500
€25,700	5.50%, 9/15/67, FRN	Aa1/A+	22,772,244
$20,000	5.625%, 5/1/18	Aa2/AA+	20,249,240
5,000	6.375%, 11/15/67, FRN	Aa3/A+	3,557,650
£1,400	6.50%, 9/15/67, FRN	Aa1/A+	1,415,780
	GMAC, Inc.,
$15,330	6.00%, 12/15/11	Ca/CCC	13,605,452
1,000	6.75%, 12/1/14	Ca/CCC	844,248
15,370	8.00%, 11/1/31	Ca/CCC	11,739,498
	Goldman Sachs Group, Inc.,
5,100	1.01%, 1/12/15, FRN	A1/A	4,706,158
4,100	1.059%, 3/22/16, FRN	A1/A	3,648,688
11,900	5.25%, 10/15/13	A1/A	12,478,019
32,459	5.35%, 1/15/16	A1/A	33,010,868
700	5.75%, 10/1/16	A1/A	717,611
19,800	5.95%, 1/18/18	A1/A	20,924,303
15,200	6.15%, 4/1/18	A1/A	16,291,527
14,900	6.25%, 9/1/17	A1/A	16,002,719
7,700	6.75%, 10/1/37	A2/A-	7,811,304
623	Isles CBO Ltd., 2.389%, 10/27/10, FRN (a)(d)(g)	B1/NR	477,891
	JPMorgan Chase & Co.,
29,000	6.00%, 1/15/18	Aa3/A+	30,802,350
2,400	6.625%, 3/15/12	A1/A	2,561,134
2,700	JPMorgan Chase Capital XX, 6.55%, 9/15/66, (converts to FRN on 9/30/36)	A1/BBB+	2,313,460
¥1,200,000	Lehman Brothers Holdings, Inc., 1.15%, 10/26/10 (f)	NR/NR	1,039,971

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Financial Services (continued)
$2,000	Longpoint Re Ltd., 5.874%, 11/8/11, FRN (a)(b)(d)	NR/BB+	$1,939,800
	Merrill Lynch & Co., Inc.,
5,000	0.969%, 1/15/15, FRN	A2/A	4,328,345
€2,000	1.827%, 9/14/18, FRN	A3/A-	1,959,401
$800	6.05%, 8/15/12	A2/A	824,674
18,800	6.40%, 8/28/17	A2/A	18,515,105
55,100	6.875%, 4/25/18	A2/A	55,703,400
	Morgan Stanley,
500	0.788%, 1/9/12, FRN	A2/A	478,394
4,400	0.989%, 10/15/15, FRN	A2/A	3,907,402
€10,000	1.405%, 1/16/17, FRN	A2/A	11,784,437
$500	5.30%, 3/1/13	A2/A	514,424
2,800	5.375%, 10/15/15	A2/A	2,812,998
25,000	6.00%, 5/13/14	A2/A	26,733,550
21,200	6.25%, 8/28/17	A2/A	22,109,289
400	6.625%, 4/1/18	A2/A	426,979
£550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (i)	A2/BBB+	722,661
$700	Mystic Re Ltd., 10.668%, 6/7/11, FRN (a)(b)(d)	NR/BB-	654,690
655	Preferred Term Securities XIII Ltd., 1.164%, 3/24/34, FRN (a)(b)(d)	A1/BB	255,347
	SLM Corp.,
2,800	0.734%, 10/25/11, FRN	Ba1/BBB-	2,138,466
9,255	8.45%, 6/15/18	Ba1/BBB-	7,423,158
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BBB-	962,966
2,000	6.75%, 5/1/15	Baa3/BBB-	2,011,600
1,000	UBS AG, 5.875%, 12/20/17	Aa2/A+	962,874
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (i)	A1/BBB-	3,603,378
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB	7,104,607

			558,906,711

Food & Beverage—0.6%
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	7,467,002
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB-	433,512
7,000	Sara Lee Corp., 3.875%, 6/15/13	Baa1/BBB+	6,970,306
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	Baa3/BBB-	1,010,033

			15,880,853

Healthcare & Hospitals—0.1%
100	Biomet, Inc., 11.625%, 10/15/17	Caa1/B-	109,000
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,758,998

			1,867,998

Insurance—3.0%
	American International Group, Inc.,
7,900	0.62%, 10/18/11, FRN	A3/A-	5,460,472
€1,500	4.00%, 9/20/11	A3/A-	1,440,625
$500	4.70%, 10/1/10	A3/A-	427,785
€7,800	4.875%, 3/15/67, FRN	Ba2/BBB	2,156,398
$100	4.95%, 3/20/12	A3/A-	68,904
7,400	5.05%, 10/1/15	A3/A-	3,819,503
16,200	5.85%, 1/16/18	A3/A-	8,546,407
4,500	6.25%, 5/1/36	A3/A-	2,056,734

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

Insurance (continued)
	€24,050	8.00%, 5/22/68, FRN	NR/BBB	$8,183,253
	$800	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	210,000
	65,200	8.25%, 8/15/18	A3/A-	38,627,218
	£3,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Baa1/BBB	1,243,387
	$5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(d)	Aa2/AA-	5,028,725

				77,269,411

Multi-Media—1.1%
	1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	Baa1/BBB+	1,115,830
		Comcast Corp.,
	10,600	5.875%, 2/15/18	Baa1/BBB+	11,424,150
	1,700	5.90%, 3/15/16	Baa1/BBB+	1,824,151
	810	CSC Holdings, Inc., 7.875%, 2/15/18	Ba3/BB	805,950
	3,700	DISH DBS Corp., 7.00%, 10/1/13	Ba3/BB-	3,672,250
CAD	800	Rogers Communications, Inc., 7.25%, 12/15/11	Baa2/BBB	815,738
	$6,940	Time Warner Cable, Inc., 5.85%, 5/1/17	Baa2/BBB	7,311,845
	1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB	1,696,432

				28,666,346

Oil & Gas—2.8%
	4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB-	4,881,028
	300	Anadarko Petroleum Corp., 5.95%, 9/15/16	Baa3/BBB-	312,502
	2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa2/BBB	2,561,935
	10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	Baa2/BBB	11,168,695
		Devon Financing Corp.,
	2,900	6.875%, 9/30/11	Baa1/BBB+	3,169,860
	1,300	7.875%, 9/30/31	Baa1/BBB+	1,608,463
		EnCana Corp.,
	2,000	5.90%, 12/1/17	Baa2/A-	2,147,198
	4,700	6.50%, 8/15/34	Baa2/A-	5,125,594
		Gaz Capital S.A., (a)(d),
	5,700	7.343%, 4/11/13	Baa1/BBB	5,828,250
	14,000	8.146%, 4/11/18	Baa1/BBB	13,475,000
	3,004	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	3,004,223
	1,214	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A-	1,142,702
	4,500	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (a)(d)	Baa1/BBB	4,848,750
	1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB	1,143,000
	3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	3,394,300
		XTO Energy, Inc.,
	3,000	5.50%, 6/15/18	Baa2/BBB	3,137,814
	1,700	6.10%, 4/1/36	Baa2/BBB	1,758,036
	3,000	7.50%, 4/15/12	Baa2/BBB	3,334,002

				72,041,352

Paper/Paper Products—0.3%
		Georgia-Pacific LLC,
	2,900	7.00%, 1/15/15 (a)(d)	Ba3/BB-	2,827,500
	2,900	7.125%, 1/15/17 (a)(d)	Ba3/BB-	2,842,000
	1,400	7.25%, 6/1/28	B2/B+	1,176,000
	1,000	7.375%, 12/1/25	B2/B+	865,000

				7,710,500

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

Telecommunications—1.8%
		AT&T Corp.,
	$2,352	7.30%, 11/15/11	A2/A	$2,614,177
	1,500	8.00%, 11/15/31	A2/A	1,870,335
	100	British Telecommunications PLC, 9.125%, 12/15/10	Baa2/BBB	107,545
		Deutsche Telekom International Finance BV,
	4,500	6.75%, 8/20/18	Baa1/BBB+	5,082,818
	€1,280	8.125%, 5/29/12	Baa1/BBB+	2,058,252
	$2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	2,436,750
		Qwest Communications International, Inc.,
	1,597	7.25%, 2/15/11	Ba3/B+	1,597,000
	10,353	7.50%, 2/15/14	Ba3/B+	10,171,822
	2,000	Qwest Corp., 3.879%, 6/15/13, FRN	Ba1/BBB-	1,890,000
CAD	400	Rogers Communications, Inc., 7.625%, 12/15/11	Baa2/BBB	409,862
	$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	4,158,000
	3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/A-	3,751,906
	6,900	Verizon Communications, Inc., 5.55%, 2/15/16	A3/A	7,372,119
	900	Verizon New England, Inc., 6.50%, 9/15/11	Baa2/A	968,728

				44,489,314

Tobacco—0.8%
	10,000	Altria Group, Inc., 10.20%, 2/6/39	Baa1/BBB	13,078,840
	8,030	Reynolds American, Inc., 7.75%, 6/1/18	Baa3/BBB	8,417,560

				21,496,400

Transportation—0.2%
	4,000	Ryder System, Inc., 7.20%, 9/1/15	Baa1/BBB+	4,163,884

Utilities—2.6%
	2,678	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	2,594,395
	400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	418,217
	6,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa3/BBB	6,597,984
		Consumers Energy Co.,
	2,050	5.00%, 2/15/12	Baa1/BBB	2,100,284
	850	5.00%, 3/15/15	Baa1/BBB	878,704
	2,000	5.15%, 2/15/17	Baa1/BBB	2,017,972
	1,100	5.375%, 4/15/13	Baa1/BBB	1,143,161
	1,400	Dayton Power & Light Co., 5.125%, 10/1/13	A1/A	1,461,583
	4,000	Dominion Resources, Inc., 6.00%, 11/30/17	NR/A-	4,295,936
	5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB-	4,837,255
	14,200	Electricite De France S.A., 6.50%, 1/26/19 (a)(d)	Aa3/A+	16,282,458
	2,400	Enel Finance International S.A., 6.25%, 9/15/17 (a)(d)	A2/A-	2,622,120
	1,600	Energy East Corp., 6.75%, 7/15/36	A3/A-	1,654,832
	380	GG1C Funding Corp., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	376,379
	200	Idaho Power Co., 6.60%, 3/2/11	A3/A-	212,826
	1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,083,700
		Nevada Power Co.,
	1,600	5.95%, 3/15/16	Baa3/BBB	1,652,312
	3,000	6.50%, 5/15/18	Baa3/BBB	3,237,762
	1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB	1,745,718
	500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	540,216
	2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	3,007,286

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Utilities (continued)
$1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BBB	$1,761,477
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa2/BBB+	4,482,256
84	Waterford 3 Funding Corp., 8.09%, 1/2/17	Baa2/BBB	81,234

			65,086,067

	Total Corporate Bonds & Notes (cost—$1,519,616,241)		1,480,672,682

U.S. GOVERNMENT AGENCY SECURITIES—34.7%
	Fannie Mae—15.4%
6	3.082%, 8/25/18, CMO, FRN	Aaa/AAA	6,374
9	3.762%, 2/1/18, FRN, MBS	Aaa/AAA	8,767
2,650	4.50%, 4/25/16, CMO	Aaa/AAA	2,698,385
4,039	4.50%, 1/25/17, CMO	Aaa/AAA	4,156,810
4,505	4.923%, 5/1/35, FRN, MBS	Aaa/AAA	4,653,709
6,664	4.999%, 11/1/35, FRN, MBS	Aaa/AAA	6,846,454
1,015	5.00%, 1/25/17, CMO	Aaa/AAA	1,043,624
97	5.00%, 4/1/22, MBS	Aaa/AAA	101,424
5,640	5.29%, 11/25/33, CMO	Aaa/AAA	5,905,049
1,002	5.50%, 6/1/37, MBS	Aaa/AAA	1,040,030
2,283	5.50%, 8/1/37, MBS	Aaa/AAA	2,369,458
989	5.50%, 11/1/37, MBS	Aaa/AAA	1,026,091
388	5.50%, 12/1/37, MBS	Aaa/AAA	403,094
35	5.50%, 3/1/38, MBS	Aaa/AAA	35,995
1,337	5.50%, 1/1/39, MBS	Aaa/AAA	1,387,388
89,000	5.50%, MBS, TBA (e)	Aaa/AAA	92,240,134
8	5.866%, 4/1/17, FRN, MBS	Aaa/AAA	8,054
3,000	6.00%, 11/1/27, MBS	Aaa/AAA	3,170,192
1,215	6.00%, 9/1/36, MBS	Aaa/AAA	1,276,697
11,962	6.00%, 10/1/36, MBS (j)	Aaa/AAA	12,571,452
20,000	6.00%, 11/1/36, MBS	Aaa/AAA	21,019,043
3,614	6.00%, 4/1/37, MBS	Aaa/AAA	3,795,054
4,000	6.00%, 7/1/37, MBS	Aaa/AAA	4,200,062
7,168	6.00%, 8/1/37, MBS	Aaa/AAA	7,526,920
12,614	6.00%, 9/1/37, MBS (j)	Aaa/AAA	13,244,675
1,127	6.00%, 10/1/37, MBS	Aaa/AAA	1,183,821
5,682	6.00%, 11/1/37, MBS (j)	Aaa/AAA	5,966,078
1,435	6.00%, 12/1/37, MBS	Aaa/AAA	1,506,638
1,315	6.00%, 2/1/38, MBS	Aaa/AAA	1,380,009
47	6.00%, 4/1/38, MBS	Aaa/AAA	49,584
878	6.00%, 5/1/38, MBS	Aaa/AAA	921,277
1,000	6.00%, 7/1/38, MBS	Aaa/AAA	1,049,490
7,636	6.00%, 8/1/38, MBS	Aaa/AAA	8,013,639
14,117	6.00%, 9/1/38, MBS	Aaa/AAA	14,817,419
19,803	6.00%, 10/1/38, MBS	Aaa/AAA	20,783,534
2,981	6.00%, 11/1/38, MBS	Aaa/AAA	3,128,926
3,638	6.00%, 12/1/38, MBS	Aaa/AAA	3,818,252
7,000	6.00%, 1/1/39, MBS	Aaa/AAA	7,346,430
713	6.00%, 2/1/39, MBS	Aaa/AAA	748,643
124,500	6.00%, MBS, TBA (e)	Aaa/AAA	130,510,984

			391,959,659

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Freddie Mac—2.4%
$3,280	0.343%, 2/1/11, FRN (j)	Aaa/AAA	$3,274,650
1,816	0.688%, 11/15/16, CMO, FRN	Aaa/AAA	1,802,043
232	0.703%, 3/9/11, FRN (j)	Aaa/AAA	232,978
1,198	0.896%, 5/5/11, FRN (j)	Aaa/AAA	1,198,909
6,690	0.926%, 5/4/11, FRN (j)	Aaa/AAA	6,709,100
5,466	0.937%, 8/5/11, FRN (j)	Aaa/AAA	5,472,133
11	3.25%, 12/1/18, FRN, MBS	Aaa/AAA	10,576
393	4.50%, 12/15/10, CMO	Aaa/AAA	393,671
95	4.50%, 10/15/19, CMO	Aaa/AAA	97,685
3,798	4.50%, 2/15/20, CMO	Aaa/AAA	3,882,946
5	4.575%, 6/1/30, FRN, MBS	Aaa/AAA	5,599
1,180	5.00%, 1/15/18, CMO	Aaa/AAA	1,219,275
5,989	5.00%, 7/15/24, CMO	Aaa/AAA	6,095,908
2,888	5.00%, 5/15/27, CMO	Aaa/AAA	2,959,711
18,753	5.00%, 7/15/33, CMO	Aaa/AAA	18,503,087
6,648	6.00%, 5/15/36, CMO	Aaa/AAA	7,002,750
54	6.00%, 12/1/37, MBS	Aaa/AAA	56,385
60	6.00%, 7/1/38, MBS	Aaa/AAA	62,744
994	6.00%, 9/1/38, MBS	Aaa/AAA	1,042,431
893	6.00%, 1/1/39, MBS	Aaa/AAA	936,798
1,000	6.50%, MBS, TBA (e)	Aaa/AAA	1,066,719

			62,026,098

	Ginnie Mae—14.3%
18	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	18,782
136	6.00%, 6/15/36, MBS	Aaa/AAA	142,861
123	6.00%, 9/15/36, MBS	Aaa/AAA	129,566
22	6.00%, 10/15/36, MBS	Aaa/AAA	23,602
7,420	6.00%, 11/15/36, MBS	Aaa/AAA	7,807,968
253	6.00%, 6/15/37, MBS	Aaa/AAA	266,500
659	6.00%, 8/15/37, MBS	Aaa/AAA	692,544
3,825	6.00%, 10/15/37, MBS	Aaa/AAA	4,022,604
2,480	6.00%, 11/15/37, MBS	Aaa/AAA	2,607,732
198	6.00%, 12/15/37, MBS	Aaa/AAA	208,051
1,354	6.00%, 1/15/38, MBS	Aaa/AAA	1,423,903
8,522	6.00%, 2/15/38, MBS	Aaa/AAA	8,960,228
801	6.00%, 3/15/38, MBS	Aaa/AAA	842,130
2,988	6.00%, 4/15/38, MBS	Aaa/AAA	3,142,388
3,704	6.00%, 5/15/38, MBS	Aaa/AAA	3,894,170
441	6.00%, 6/15/38, MBS	Aaa/AAA	463,538
7,135	6.00%, 8/15/38, MBS	Aaa/AAA	7,501,821
7,366	6.00%, 9/15/38, MBS	Aaa/AAA	7,744,940
20,439	6.00%, 10/15/38, MBS	Aaa/AAA	21,492,971
23,863	6.00%, 11/15/38, MBS	Aaa/AAA	25,091,852
3,795	6.00%, 12/15/38, MBS	Aaa/AAA	3,990,743
15,805	6.00%, 1/15/39, MBS	Aaa/AAA	16,618,987
8,270	6.00%, 2/15/39, MBS	Aaa/AAA	8,695,703
3,043	6.00%, 4/15/39, MBS	Aaa/AAA	3,199,423
224,700	6.00%, MBS, TBA (e)	Aaa/AAA	235,899,947

			364,882,954

	Small Business Administration Participation Certificates—2.6%
682	4.504%, 2/1/14	Aaa/AAA	697,817

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Small Business Administration Participation Certificates (continued)
$5,405	4.77%, 4/1/24	Aaa/AAA	$5,619,822
31,260	5.32%, 1/1/27	Aaa/AAA	33,234,717
24,364	5.70%, 8/1/26	Aaa/AAA	26,255,783

			65,808,139

	Total U.S. Government Agency Securities (cost—$873,104,964)		884,676,850

SENIOR LOANS (a)(c)—3.8%
Automotive—0.3%
	Ford Motor Corp., Term B,
563	3.29%, 12/16/13		480,934
8,097	3.51%, 12/16/13		6,912,954

			7,393,888

Financial Services—2.9%
79,956	Chrysler Financial Corp., 4.29%, 8/3/12, Term B		75,798,123

Healthcare & Hospitals—0.1%
1,678	HCA, Inc., 2.848%, 11/18/13, Term B		1,578,243

Paper/Paper Products—0.5%
	Georgia-Pacific Corp.,
1,162	2.30%, 12/20/12, Term B		1,124,249
2,355	2.339%, 12/20/12, Term B		2,278,550
4,647	2.65%, 12/20/12, Term B		4,496,086
251	3.55%, 12/20/12, Term C		245,776
830	3.55%, 12/23/14, Term C		812,754
715	3.589%, 12/23/14, Term C		699,468
2,699	3.90%, 12/23/14, Term C		2,641,450

			12,298,333

	Total Senior Loans (cost—$99,928,068)		97,068,587

MORTGAGE-BACKED SECURITIES—3.8%
€5,400	Arena BV, 1.356%, 2/17/63, CMO, FRN	Aaa/NR	7,409,716
$4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/AAA	3,638,276
301	Banc of America Funding Corp., 6.104%, 1/20/47, CMO, VRN	NR/CCC	187,073
2,320	Banc of America Large Loan, Inc., 0.798%, 8/15/29, CMO, FRN (b)	Aaa/AAA	1,770,788
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
742	2.235%, 3/25/35, FRN	Aaa/AAA	638,053
2,910	2.96%, 3/25/35, FRN	Aa1/AAA	2,518,993
2,546	4.55%, 8/25/35, FRN	Aa1/AAA	2,246,978
183	4.630%, 5/25/34, FRN	Aaa/AAA	136,948
266	4.659%, 10/25/33, VRN	Aaa/AAA	246,811
	Bear Stearns Alt-A Trust, CMO, VRN,
6,795	5.677%, 11/25/36	B3/AAA	3,699,968
5,336	5.682%, 11/25/36	B3/AAA	3,006,656
1,796	5.724%,2/25/36	Caa2/CCC	1,019,862
	Bear Stearns Commercial Mortgage Securities, CMO,
787	0.398%, 3/15/19, FRN (a)(d)	Aaa/AAA	671,006
1,600	5.54%, 9/11/41	NR/AAA	1,494,378
3,000	Chase Commercial Mortgage Securities Corp., 6.275%, 2/12/16, CMO, VRN (a)(d)	Aaa/NR	3,104,992
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
829	4.05%, 8/25/35	A3/AAA	732,645
961	4.248%, 8/25/35	A3/AAA	800,360

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
$4,400	5.322%, 12/11/49	Aaa/AAA	$3,503,267
8,000	5.362%, 1/15/46, VRN	Aaa/AAA	6,939,673
€457	Cordusio RMBS SRL, 1.26%, 6/30/35, CMO, FRN	Aaa/AAA	599,845
	Countrywide Alternative Loan Trust, CMO,
$2,809	0.475%, 11/25/46, FRN	B3/BBB	1,347,668
800	0.485%, 5/25/36, FRN	B1/AAA	381,690
13,549	6.25%, 8/25/37	Caa1/CCC	7,529,598
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
382	0.605%, 3/25/35, FRN	B1/AAA	178,396
102	4.016%, 8/25/34, VRN	A1/AAA	66,274
30	Credit Suisse First Boston Mortgage Securities Corp., 3.844%, 7/25/33, CMO, VRN	Aaa/AAA	27,669
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%, 12/15/39	Aaa/AAA	1,845,536
7,300	5.912%, 6/15/39, VRN	Aaa/BBB+	5,172,492
888	Deutsche Alt-A Securities, Inc., 0.365%, 2/25/37, CMO, FRN	Baa3/AAA	827,619
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
3,034	0.549%, 8/19/45	Baa3/AAA	1,546,569
1,982	3.359%, 7/19/44	Aa3/AAA	1,170,611
201	First Horizon Asset Securities, Inc., 4.741%, 12/25/33, CMO, FRN	Aaa/NR	177,971
4,720	Greenpoint Mortgage Funding Trust, 0.515%, 6/25/45, CMO, FRN	Baa2/AAA	2,227,856
22	Greenpoint Mortgage Pass-Through Certificates, 4.807%, 10/25/33, CMO, FRN	NR/AAA	17,578
1,000	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	853,262
196	GSR Mortgage Loan Trust, 4.530%, 3/25/33, CMO, FRN	Aaa/NR	187,786
	Harborview Mortgage Loan Trust, CMO,
800	0.629%, 6/20/35, FRN	Aaa/AAA	435,166
362	4.332%, 5/19/33, VRN	NR/AAA	327,595
34,169	Hilton Hotel Pool Trust, 0.589%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	270,447
504	Homebanc Mortgage Trust, 5.797%, 4/25/37, CMO, VRN	Ba1/AAA	380,398
€419	IntesaBci Sec 2 SRL, 1.546%, 8/28/23, CMO, FRN	Aaa/AAA	577,800
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$1,000	5.336%, 5/15/47	Aaa/AAA	815,885
6,600	5.42%, 1/15/49	Aaa/NR	5,668,735
2,200	5.44%, 6/12/47	Aaa/AAA	1,798,331
	JPMorgan Mortgage Trust, CMO, FRN,
263	4.378%, 11/25/33	NR/AAA	239,629
2,891	4.727%, 7/25/35	Aaa/AAA	2,550,373
515	5.012%, 2/25/35	Aaa/AAA	474,254
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	Aaa/AAA	949,660
1,600	5.957%, 8/12/49	NR/AAA	1,202,799
	Morgan Stanley Dean Witter Capital I, CMO,
600	4.74%, 11/13/36	NR/AAA	610,577
274	6.66%, 2/15/33	NR/AAA	282,878
1,514	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)	B3/NR	175,635
2,107	Residential Accredit Loans, Inc., 0.495%, 4/25/46, CMO, FRN	Baa2/AAA	961,864
190	Structured Adjustable Rate Mortgage Loan Trust, 4.364%, 2/25/34, CMO, VRN	Aa2/AAA	156,237

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

$5,187	Structured Asset Mortgage Investments, Inc., 0.505%, 5/25/36, CMO, FRN	B3/AAA	$2,445,054
2,038	Thornburg Mortgage Securities Trust, 0.395%, 11/25/46, CMO, FRN	A3/AAA	1,837,988
	Wachovia Bank Commercial Mortgage Trust, CMO,
450	0.368%, 6/15/20, FRN (a)(d)	Aaa/AAA	337,062
700	5.416%, 1/15/45, VRN	Aaa/AAA	583,126
1,300	5.678%, 5/15/46	Aaa/AAA	1,063,986
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
323	0.595%, 1/25/45	Aa2/AAA	168,841
3,486	0.683%, 11/25/34	Aa2/AAA	2,018,978
1,698	2.21%, 2/25/46	A2/AAA	849,157
926	Wells Fargo Mortgage-Backed Securities Trust, 4.406%, 3/25/36, CMO, VRN	B3/NR	664,817

	Total Mortgage-Backed Securities (cost—$107,781,382)		95,772,135

SOVEREIGN DEBT OBLIGATIONS—2.1%
Australia—0.2%
AUD 5,400	Queensland Treasury Corp., 6.00%, 9/14/17	Aa1/AA+	4,423,593

Brazil—0.3%
	Brazil Government International Bond,
BRL 7,650	10.25%, 1/10/28	Ba1/BB	4,106,986
BRL 6,300	12.50%, 1/5/22	Ba1/BBB-	3,801,854

			7,908,840

Canada—0.1%
CAD 2,400	Province of Ontario Canada, 6.50%, 3/8/29	Aa1/AA	2,670,236

France—0.8%
€14,100	France Government Bond, 4.00%, 10/25/38, OAT	Aaa/AAA	19,619,055

Germany—0.7%
€12,200	Deutsche Bundesrepublik, 4.25%, 7/4/39	Aaa/AAA	18,068,166

Korea, Republic of—0.0%
$600	Korea Development Bank, 8.00%, 1/23/14	A2/A	662,040

	Total Sovereign Debt Obligations (cost—$49,800,210)		53,351,930

MUNICIPAL BONDS—2.1%

California—0.2%
1,800	Educational Facs. Auth. Rev., Claremont McKenna College, 5.00%, 1/1/38	Aa2/NR	1,708,434
2,400	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	Baa3/BBB	1,434,384
600	Los Angeles Community College Dist., GO, 5.00%, 8/1/33, Ser. F-1	Aa2/AA	566,394
2,500	Univ. of California Rev., 4.75%, 5/15/33, Ser. L	Aa1/AA	2,270,225

			5,979,437

Florida—0.1%
2,650	State Board of Education, GO, 5.00%, 6/1/31, Ser. B	Aa1/AAA	2,676,447

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Illinois—0.2%
$1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	A1/AA-	$1,525,320
	Finance Auth. Rev., Univ. of Chicago,
1,240	5.00%, 7/1/27, Ser. A	Aa1/AA	1,273,554
1,600	5.50%, 7/1/37, Ser. B	Aa1/AA	1,659,184

			4,458,058

Iowa—0.0%
825	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	Baa3/BBB	611,045

Michigan—0.3%
8,555	Detroit School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa3/AA	7,007,229

Nevada—0.2%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,197,520

New Jersey—0.0%
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	134,778

New York—0.3%
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
1,300	5.00%, 6/15/37, Ser. DD	Aa3/AA+	1,292,174
1,000	5.75%, 6/15/40, Ser. A	Aa2/AAA	1,065,620
1,300	New York City Transitional Finance Auth. Rev., 5.00%, 1/15/25, Ser. S-1	A1/AA-	1,317,836
5,000	Port Auth. of New York & New Jersey Rev., 5.125%, 5/1/34, Ser. 136 (NPFGC) (l)	Aa3/AA-	4,620,750

			8,296,380

Ohio—0.4%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
14,700	5.75%, 6/1/34	Baa3/BBB	9,425,787
900	5.875%, 6/1/47	Baa3/BBB	516,726

			9,942,513

Washington—0.0%
600	State, GO, zero coupon, 12/1/20, Ser. F (NPFGC)	Aa1/AA+	362,520

Wisconsin—0.4%
8,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	8,458,400

	Total Municipal Bonds (cost—$56,854,092)		52,124,327

ASSET-BACKED SECURITIES—0.5%
666	ACE Securities Corp., 0.335%, 12/25/36, FRN	Baa3/AAA	525,905
174	Asset-Backed Funding Certificates, 0.345%, 1/25/37, FRN	Aaa/AAA	157,406
783	Bear Stearns Asset Backed Securities Trust, 1.285%, 10/25/37, FRN	B1/BBB	429,459
596	BNC Mortgage Loan Trust, 0.385%, 5/25/37, FRN	A1/BBB	417,423
	Green Tree Financial Corp.,
408	6.22%, 3/1/30	NR/BBB	330,180
5,338	6.53%, 2/1/31, VRN	NR/B-	3,859,481
1,795	HSI Asset Securitization Corp. Trust, 0.395%, 4/25/37, FRN	B2/AAA	1,364,481
494	Indymac Residential Asset Backed Trust, 0.365%, 7/25/37, FRN	A2/AAA	451,546

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value	*

$647		JPMorgan Mortgage Acquisition Corp., 0.365%, 3/25/37, FRN	Baa2/AAA	$508,405
		Keystone Owner Trust (a)(d),
—	(h)	8.35%, 12/25/24	Ba2/NR	316
5		9.00%, 1/25/29	Ba2/NR	4,765
		MASTR Asset-Backed Securities Trust, FRN,
2,063		0.365%, 5/25/37	Baa2/AAA	1,714,615
483		0.395%, 2/25/36	Aaa/AAA	472,989
		Merrill Lynch Mortgage Investors, Inc., FRN,
536		0.355%, 8/25/36	Aaa/AAA	534,061
636		0.405%, 2/25/37	Caa1/AA	370,262
537		Morgan Stanley ABS Capital I, 0.335%, 10/25/36, FRN	Aaa/AAA	512,802
300		Morgan Stanley Mortgage Loan Trust, 0.645%, 4/25/37, FRN	Caa3/CCC	106,667
484		Nationstar Home Equity Loan Trust, 0.345%, 6/25/37, FRN	Aa2/AAA	440,507
569		Popular ABS Mortgage Pass-Through Trust, 0.375%, 6/25/47, FRN	Ba2/AAA	447,862
54		Residential Asset Mortgage Products, Inc., 0.385%, 8/25/46, FRN	Aaa/AAA	52,216
		Wells Fargo Home Equity Trust, FRN,
471		0.515%, 10/25/35	Aaa/AAA	448,968
59		0.525%, 11/25/35	Aaa/AAA	58,140

		Total Asset-Backed Securities (cost—$14,533,592)		13,208,456

U.S. TREASURY NOTES (j)—0.1%
3,337		U.S. Treasury Notes, 0.875%, 4/30/11 (cost—$3,337,982)		3,331,904

Shares
PREFERRED STOCK—0.1%
Financial Services—0.1%
56,000		Goldman Sachs Group, Inc., 3.75%, Ser. A, FRN (cost—$1,400,000)	A3/BBB	978,880

CONVERTIBLE PREFERRED STOCK—0.0%
Banking—0.0%
700		Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	587,972

Insurance—0.0%
9,050		American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	72,400

		Total Convertible Preferred Stock (cost—$1,016,500)		660,372

COMMON STOCK—0.0%
Financial Services—0.0%
2,664		Citigroup, Inc. (cost—$3,148)		8,445

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

SHORT-TERM INVESTMENTS—10.3%
Corporate Notes—4.6%
Airlines—0.1%
$2,500	United Air Lines, Inc., 6.831%, 3/1/10 (b)(f)	B2/CCC-	$2,925,000

Banking—0.7%
	American Express Centurion Bank, FRN,
4,500	0.346%, 9/22/09	A2/BBB+	4,496,107
1,350	0.448%, 12/17/09	A2/BBB+	1,345,241
500	KBC Bank Funding Trust III, 9.86%, 11/2/09 (a)(d)(i)	B1/CCC	260,009
500	Korea Development Bank, 0.728%, 4/3/10, FRN	A2/A	491,653
	National City Bank, FRN,
4,700	0.704%, 6/18/10	A1/A+	4,671,133
2,500	0.763%, 9/9/09	A1/A+	2,499,578
2,710	Royal Bank of Scotland Group PLC, 9.118%, 3/31/10 (i)	B3/B-	2,493,563

			16,257,284

Financial Services—2.6%
€4,300	Atlas Reinsurance PLC, 5.108%, 1/10/10, FRN (a)(b)(d)	NR/BB+	6,048,896
$3,950	Calabash Re Ltd., 11.524%, 1/8/10, FRN (a)(d)	NR/BB	3,841,873
	Ford Motor Credit Co. LLC,
6,400	5.70%, 1/15/10	Caa1/CCC+	6,302,675
13,500	7.375%, 10/28/09	Caa1/CCC+	13,476,051
8,000	JPMorgan Chase & Co., 0.351%, 5/7/10, FRN	Aa3/A+	7,995,792
9,754	Lehman Brothers Holdings, Inc., 2.907%, 11/16/09 (f)	NR/NR	1,706,950
	Merrill Lynch & Co., Inc., FRN,
3,800	0.996%, 8/14/09	A2/A	3,800,137
23,300	3.188%, 5/12/10	A2/A	23,373,185

			66,545,559

Industrial—0.0%
400	Siemens Financieringsmaatschappij NV, 0.956%, 8/14/09, FRN (a)(d)	A1/A+	399,935

Insurance—0.7%
	Residential Reinsurance Ltd., FRN (a)(b)(d),
14,300	6.668%, 6/7/10	NR/BB	13,773,760
4,000	7.918%, 6/7/10	NR/BB	3,846,000

			17,619,760

Oil & Gas—0.1%
2,675	Enterprise Products Operating LLC, 4.625%, 10/15/09	Baa3/BBB-	2,682,396

Telecommunications—0.2%
3,300	AT&T, Inc., 4.125%, 9/15/09	A2/A	3,310,827
2,500	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	Baa1/BBB+	2,634,027
100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A-	103,138

			6,047,992

Utilities—0.2%
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A-	2,030,032

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Utilities (continued)
$3,300	Entergy Louisiana LLC, 4.67%, 6/1/10	Baa1/A-	$3,305,811

			5,335,843

	Total Corporate Notes (cost—$115,345,190)		117,813,769

U.S. Treasury Bills (j)—0.2%
6,325	0.13%-1.00%, 8/6/09-1/14/10 (cost—$6,321,135)		6,321,135

Mortgage-Backed Securities—0.0%
283	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO (cost—$284,428)	Aaa/NR	286,870

Repurchase Agreements—5.5%
30,000	Deutsche Bank, dated 7/31/09, 0.20%, due 8/3/09, proceeds $30,000,500; collateralized by U.S. Treasury Bonds, 8.125%, due 8/15/21, valued at $31,551,722 including accrued interest		30,000,000
104,000	JPMorgan Securities, Inc., dated 7/31/09, 0.21%, due 8/3/09, proceeds $104,001,820; collateralized by U.S. Treasury Notes, 5.125%, due 5/15/16, valued at $106,598,230 including accrued interest		104,000,000
4,656	State Street Bank & Trust Co., dated 7/31/09, 0.01%, due 8/3/09, proceeds $4,656,004; collateralized by U.S. Treasury Bills, 0.09%, due 9/10/09, valued at $4,749,525 including accrued interest		4,656,000

	Total Repurchase Agreements (cost—$138,656,000)		138,656,000

	Total Short-Term Investments (cost—$260,606,753)		263,077,774

Notional
Amount
OPTIONS PURCHASED (k)—0.6%
	Call Options—0.3%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
14,900,000	strike rate 5.00%, expires 8/28/09		1,009,183
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10		265,454
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10		2,664,872
19,000,000	strike price $1.38, expires 6/3/10		1,798,169
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10		85,599
5,000,000	strike price $105.20, expires 3/31/10		35,980
20,000,000	strike price $105.40, expires 3/31/10		138,600
109,900,000	strike price $106, expires 3/31/10		680,171

			6,678,028

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series C Schedule of Investments
July 31, 2009 (unaudited)

Contracts/
Notional
Amount			Value *

	Put Options—0.3%
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10		$1,590,120
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10		1,207,996
19,000,000	strike price $1.38, expires 6/3/10		827,674
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10		1,126,090
5,000,000	strike price $105.20, expires 3/31/10		610,675
20,000,000	strike price $105.40, expires 3/31/10		2,479,640

			7,842,195

	Total Options Purchased (cost—$10,417,108)		14,520,223

	Total Investments before options written
	(cost—$2,998,400,040)—116.2%		2,959,452,565

OPTIONS WRITTEN (k)—(0.1)%
	Call Options—(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
81,000,000	strike rate 2.95%, expires 8/21/09		(150,263)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
63	strike price $120, expires 8/21/09		(14,351)

			(164,614)

	Put Options—(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
14,000,000	strike rate 1.75%, expires 8/21/09		(11,667)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
81,000,000	strike rate 3.42%, expires 11/23/09		(983,624)
	Financial Futures Euro—90 day (CME),
58	strike price $98.50, expires 9/14/09		(1,064)
	Euro versus U.S. Dollar (OTC),
109,900,000	strike price $80, expires 3/31/10		(1,345,835)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
63	strike price $112, expires 8/21/09		(2,590)

			(2,344,780)

	Total Options Written (premiums received—$4,607,392)		(2,509,394)

	Total Investments net of options written (cost—$2,993,792,648)	116.1%	2,956,943,171
	Other liabilities in excess of other assets	(16.1)	(409,260,816)

	Net Assets	100.0%	$2,547,682,355

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $439,603,923, representing 17.26% of net assets.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2009.

(d)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $1,524,155, representing 0.06% of net assets.

(h)	Principal amount less than $500.

(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(j)	All or partial amount segregated as collateral for futures contracts and/or swaps.

(k)	Non-income producing.

(l)	Subject to Alternative Minimum Tax.

Glossary:

£—British Pound
€—Euro
¥—Japanese Yen
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2009.
GO—General Obligation Bond
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBIA—insured by Municipal Bond Investors Assurance
MBS—Mortgage-Backed Securities
NPFGC—insured by National Public Finance Guarantee Corporation
OAT—Obligations Assimilables du Trésor
OTC—Over the Counter
Q-SBLF—Qualified School Bond Loan Fund
TBA—To Be Announced
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

Other Investments:
(A) Futures contracts outstanding at July 31, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)

Long:	Eurobor-Futures	788	$274,395	9/14/10	$285,079
	Eurobor-Futures	585	202,929	12/14/10	174,688
	Eurobor-Futures	706	244,190	3/15/11	134,777
	Eurobor-Futures	165	56,915	6/14/11	44,261
	Financial Futures Euro—90 day	1,299	319,002	9/13/10	53,992
	Financial Futures Euro—90 day	6,399	1,564,875	12/13/10	(14,059)
	Financial Futures Euro—90 day	4,747	1,156,844	3/14/11	(5,320,536)
	United Kingdom-90 day	44	8,995	3/18/10	14,999
	United Kingdom-90 day	88	17,896	6/17/10	56,443
	United Kingdom-90 day	283	57,227	9/16/10	1,550
	United Kingdom-90 day	297	59,720	12/16/10	(16,909)
	United Kingdom-90 day	287	57,441	3/17/11	(24,326)
	U.S. Treasury Bonds 30 yr. Futures	1,500	178,500	9/21/09	3,163,626

					$(1,446,415)

The Portfolio pledged U.S Government Securities of $9,703,825, U.S. Treasury Bills of $7,642,000 and $3,250,000 in cash as collateral for futures contracts.
(B) Transactions in options written for the nine months ended July 31, 2009:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2008	2,496	1,168,700,000	$14,010,103
Options written	7,688	1,016,500,000	10,791,619
Options terminated in closing transactions	(4,810)	(1,363,700,000)	(14,815,928)
Options expired	(5,190)	(535,600,000)	(5,378,402)

Options outstanding, July 31, 2009	184	285,900,000	$4,607,392

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at July 31, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	(Depreciation)

Bank of America:
Constellation Energy Group	$5,000	1.41%	6/20/12	(1.36)%	$(1,404)	—	$(1,404)
DTE Energy	5,000	1.76%	6/20/16	(0.97)%	224,707	—	224,707
Ryder System	4,000	1.37%	9/20/15	(1.73)%	(84,652)	—	(84,652)
Citigroup:
Dominion Resources	4,000	0.44%	12/20/17	(0.69)%	(77,897)	—	(77,897)
Merrill Lynch	5,000	1.53%	3/20/15	(2.45)%	(243,743)	—	(243,743)
Credit Suisse First Boston:
Deutsche Telekom International Finance	5,000	0.81%	9/20/18	(1.08)%	(111,246)	—	(111,246)
Deutsche Bank:
Credit Suisse	4,400	0.62%	6/20/13	(1.35)%	(127,090)	—	(127,090)
Sara Lee	7,000	0.21%	6/20/13	(0.68)%	(129,859)	—	(129,859)
JPMorgan Chase:
Lexmark International	5,000	1.42%	6/20/13	(1.19)%	35,045	—	35,045

					$(516,139)	—	$(516,139)

Sell protection swap agreements outstanding at July 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Paid(Received)	(Depreciation)

Bank of America:
General Electric	$4,000	2.63%	6/20/12	5.00%	$279,628	$75,672	$203,956
BNP Paribas:
General Electric	15,200	2.65%	12/20/13	4.90%	1,412,736	—	1,412,736
Citigroup:
El Paso	2,700	5.68%	3/20/14	5.00%	(51,616)	(133,380)	81,764
Deutsche Bank:
Berkshire Hathaway	11,900	1.73%	9/20/13	1.10%	(269,485)	—	(269,485)
General Electric	7,700	2.65%	12/20/13	3.80%	377,419	—	377,419
Procter & Gamble	3,000	0.47%	3/20/14	1.27%	110,018	—	110,018
Goldman Sachs:
California State Municipal Bond	3,300	2.80%	12/20/18	1.63%	(231,715)	—	(231,715)
California State Municipal Bond	25,000	2.80%	12/20/18	1.65%	(1,723,983)	—	(1,723,983)
Dow Jones CDX HY-9 Index 35-100%	3,369	2.32%	12/20/12	2.053%	(19,594)	—	(19,594)
El Paso	350	5.77%	9/20/14	5.00%	(8,656)	(27,125)	18,469
International Paper	3,000	1.29%	6/20/10	0.78%	(10,851)	—	(10,851)
SLM	4,100	12.18%	3/20/13	2.95%	(905,644)	—	(905,644)
JPMorgan Chase:
American Express	2,800	1.60%	3/20/14	2.75%	144,336	—	144,336
Merrill Lynch & Co.:
American International Group	4,000	16.50%	12/20/12	0.90%	(1,426,269)	—	(1,426,269)
Apache	4,500	0.19%	6/20/10	0.39%	10,182	—	10,182
Canadian Natural Resources	1,800	0.72%	3/20/10	0.32%	(3,915)	—	(3,915)
General Electric	1,800	2.29%	6/20/10	0.30%	(30,979)	—	(30,979)
JPMorgan Chase	3,000	0.68%	9/20/12	0.39%	(25,102)	—	(25,102)
SLM	3,000	12.41%	12/20/12	2.90%	(649,977)	—	(649,977)
XTO Energy	1,300	0.66%	3/20/10	0.38%	(1,768)	—	(1,768)
Morgan Stanley:
Altria Group	2,500	0.57%	12/20/10	0.95%	16,128	—	16,128
ConocoPhillips	4,700	0.35%	3/20/11	0.23%	(8,219)	—	(8,219)
Time Warner	5,000	0.27%	9/20/10	0.58%	20,968	—	20,968

					$(2,996,358)	$(84,833)	$(2,911,525)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(D) Interest rate swap agreements outstanding at July 31, 2009:

				Rate Type			Upfront	Unrealized
	Notional Amount		Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)		Date	by Portfolio	by Portfolio	Value	Paid(Received)	(Depreciation)

Barclays Bank	BRL	472,500	1/2/12	BRL-CDI-Compounded	11.65%	$3,907,629	$(387,938)	$4,295,567
Barclays Bank		€34,900	9/16/14	6-Month EUR-LIBOR	3.50%	1,530,361	1,265,602	264,759
Barclays Bank	MXN	459,300	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	1,104,551	588,137	516,414
Barclays Bank	MXN	665,000	4/9/19	28-Day Mexico Inter-Bank TIIE Banxico	7.78%	(1,454,756)	97,311	(1,552,067)
Credit Suisse First Boston		€13,300	9/16/14	6-Month EUR-LIBOR	3.50%	583,204	477,301	105,903
Deutsche Bank		$500,000	12/16/11	3-Month USD-LIBOR	3.00%	10,468,025	10,805,000	(336,975)
Deutsche Bank	AUD	392,640	12/15/15	6-Month Australian Bank Bill	5.00%	(19,547,884)	(5,120,075)	(14,427,809)
Goldman Sachs	BRL	281,400	1/2/12	BRL-CDI-Compounded	10.73%	(219,503)	20,342	(239,845)
Goldman Sachs	BRL	53,500	1/2/12	BRL-CDI-Compounded	11.67%	467,742	264,164	203,578
Goldman Sachs		€48,400	3/18/14	6-Month EUR-LIBOR	4.50%	6,085,484	47,844	6,037,640
HSBC Bank	BRL	100,000	1/2/12	BRL-CDI-Compounded	10.61%	(211,637)	(135,865)	(75,772)
HSBC Bank	MXN	425,100	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	1,022,305	486,701	535,604
JPMorgan Chase	BRL	46,900	1/2/12	BRL-CDI-Compounded	11.65%	387,868	(31,400)	419,268
JPMorgan Chase	MXN	290,950	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	699,693	292,386	407,307
JPMorgan Chase		€4,000	9/16/19	6-Month EUR-LIBOR	4.00%	210,488	74,053	136,435
Morgan Stanley		$3,600	6/17/19	3-Month USD-LIBOR	4.00%	104,878	325,440	(220,562)
Royal Bank of Scotland		500,000	12/16/11	3-Month USD-LIBOR	3.00%	10,468,025	9,875,000	593,025
Royal Bank of Scotland		50,600	6/24/16	3-Month USD-LIBOR	3.50%	691,970	—	691,970

						$16,298,443	$18,944,003	$(2,645,560)

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

€/EUR—Euro

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-Bank Equilibrium Interest Rate

(E) Forward foreign currency contracts outstanding at July 31, 2009:

				Unrealized
		U.S. $ Value on	U.S. $ Value on	Appreciation
	Counterparty	Origination Date	July 31, 2009	(Depreciation)

Purchased:
70,281,000 Australian Dollar settling 6/7/10	Deutsche Bank	$55,479,231	$56,986,037	$1,506,806
3,397,000 Australian Dollar settling 8/25/09	JPMorgan Chase & Co.	2,794,532	2,819,995	25,463
95,134,000 Australian Dollar settling 6/7/10	JPMorgan Chase & Co.	75,215,224	77,137,628	1,922,404
8,395,800 Brazilian Real settling 8/4/09	Bank of America	4,200,000	4,473,823	273,823
15,720,360 Brazilian Real settling 8/4/09	Barclays Bank	8,070,000	8,376,820	306,820
33,946,750 Brazilian Real settling 8/4/09	Goldman Sachs & Co.	17,000,000	18,089,015	1,089,015
47,525,000 Brazilian Real settling 10/2/09	HSBC Bank USA	25,000,000	25,048,115	48,115
25,884,928 Brazilian Real settling 10/2/09	JPMorgan Chase	12,839,746	13,642,686	802,940
31,112,000 British Pound settling 8/6/09	Goldman Sachs & Co.	50,849,455	51,578,758	729,303
15,610,000 British Pound settling 8/6/09	Royal Bank of Canada	25,318,639	25,878,902	560,263
10,078,000 British Pound settling 8/6/09	Royal Bank of Scotland PLC	16,475,159	16,707,724	232,565
60,000,000 Canadian Dollar settling 8/4/09	Barclays Bank	54,057,950	55,499,029	1,441,079
47,528,000 Canadian Dollar settling 8/4/09	Goldman Sachs & Co.	43,320,694	43,962,631	641,937
50,962,000 Canadian Dollar settling 9/17/09	JPMorgan Chase & Co.	47,247,978	47,147,438	(100,540)
511,455,000 Chilean Peso settling 11/19/09	Citigroup	885,483	948,481	62,998
462,147,388 Chinese Yuan Renminbi settling 3/29/10	Bank of America	68,847,000	67,961,088	(885,912)
21,899,200 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	3,165,469	3,205,929	40,460
14,159,640 Chinese Yuan Renminbi settling 9/8/09	Citigroup	2,040,000	2,072,898	32,898
64,303,430 Chinese Yuan Renminbi settling 9/8/09	Deutsche Bank	9,280,000	9,413,689	133,689
28,635,990 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	4,130,000	4,192,161	62,161
11,666,070 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	1,690,000	1,707,852	17,852
372,915,600 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	55,500,000	54,839,107	(660,893)
159,000 Euro settling 9/4/09	Goldman Sachs & Co.	226,762	225,435	(1,327)
1,145,978,000 Japanese Yen settling 9/9/09	JPMorgan Chase & Co.	11,962,192	12,042,128	79,936
1,145,978,000 Japanese Yen settling 8/4/09	Morgan Stanley	11,900,083	12,038,216	138,133
1,548,245 Mexican Peso settling 11/27/09	Citigroup	114,789	115,297	508
112,255,572 Mexican Peso settling 11/27/09	Goldman Sachs & Co.	8,180,000	8,359,595	179,595
4,096,709 Mexican Peso settling 11/27/09	HSBC Bank USA	303,123	305,079	1,956
2,141,845 Mexican Peso settling 11/27/09	JPMorgan Chase	157,525	159,502	1,977
25,061,000 Norwegian Krone settling 10/1/09	Royal Bank of Scotland PLC	3,884,132	4,064,969	180,837
2,197,240 Taiwan Dollar settling 8/10/09	Barclays Bank	65,200	67,003	1,803
4,069,745 Taiwan Dollar settling 11/16/09	Barclays Bank	124,074	125,139	1,065
782,985 Taiwan Dollar settling 8/10/09	Citigroup	23,352	23,877	525
1,969,102 Taiwan Dollar settling 11/16/09	Citigroup	60,319	60,548	229
1,018,575 Taiwan Dollar settling 8/10/09	Deutsche Bank	30,279	31,061	782
2,059,596 Taiwan Dollar settling 8/10/09	JPMorgan Chase	61,600	62,806	1,206
Sold:
140,955,000 Australian Dollar settling 6/7/10	Deutsche Bank	111,799,727	114,290,730	(2,491,003)
9,152,492 Brazilian Real settling 8/4/09	Goldman Sachs & Co.	4,633,000	4,877,037	(244,037)
22,847,741 Brazilian Real settling 8/4/09	HSBC Bank USA	10,301,055	12,174,748	(1,873,693)
26,062,678 Brazilian Real settling 8/4/09	JPMorgan Chase	13,084,442	13,887,874	(803,432)
62,000 British Pound settling 8/6/09	Goldman Sachs & Co.	102,298	102,786	(488)
7,600,000 British Pound settling 8/6/09	JPMorgan Chase & Co.	12,480,979	12,599,594	(118,615)
67,720,000 British Pound settling 8/6/09	Morgan Stanley	111,861,908	112,269,012	(407,104)
652,000 British Pound settling 8/6/09	Royal Bank of Canada	1,079,996	1,080,912	(916)
645,000 Canadian Dollar settling 8/4/09	Barclays Bank	569,667	596,614	(26,947)
55,921,000 Canadian Dollar settling 8/4/09	JPMorgan Chase & Co.	51,064,277	51,726,020	(661,743)
140,664,330 Chinese Yuan Renminbi settling 9/8/09	Citigroup	19,392,615	20,592,529	(1,199,914)
116,998,000 Euro settling 9/4/09	UBS	166,524,423	165,883,268	641,155
1,322,825 Indian Rupee settling 10/6/09	Barclays Bank	27,041	27,457	(416)
4,021,614 Indian Rupee settling 10/6/09	Citigroup	83,239	83,473	(234)
1,323,922 Indian Rupee settling 10/6/09	HSBC Bank USA	27,174	27,480	(306)
1,329,963 Indian Rupee settling 10/6/09	JPMorgan Chase	26,956	27,605	(649)
1,218,797 Indian Rupee settling 10/6/09	Morgan Stanley	25,047	25,298	(251)
1,145,978,000 Japanese Yen settling 8/4/09	JPMorgan Chase & Co.	11,958,447	12,038,216	(79,769)
98,029,118 Mexican Peso settling 11/27/09	Deutsche Bank	6,853,985	7,300,161	(446,176)
334,010 Singapore Dollar settling 11/18/09	HSBC Bank USA	231,739	231,532	207
4,089,294 Taiwan Dollar settling 8/10/09	Barclays Bank	123,799	124,700	(901)
1,969,102 Taiwan Dollar settling 8/10/09	Citigroup	59,887	60,046	(159)

				$1,155,080

The Portfolio received $12,610,000 principal value in U.S. Treasury Bills and $30,620,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements—The Portfolio has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Portfolio to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized option adjusted spread pricing as a fair value technique on Level 3 investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at July 31, 2009, in valuing the Portfolio’s assets and liabilities is listed below by investment types.

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09

Investments in Securities — Assets:
Corporate Bonds & Notes	—	$1,463,797,396	$16,875,286	$1,480,672,682
U.S. Government Agency Securities	—	884,676,850	—	884,676,850
Senior Loans	—	97,068,587	—	97,068,587
Mortgaged-Backed Securities	—	95,772,135	—	95,772,135
Sovereign Debt Obligations	—	53,351,930	—	53,351,930
Municipal Bonds	—	52,124,327	—	52,124,327
Asset-Backed Securities	—	13,208,456	—	13,208,456
U.S. Treasury Notes	—	3,331,904	—	3,331,904
Preferred Stock	—	—	978,880	978,880
Convertible Preferred Stock	$660,372	—	—	660,372
Common Stock	8,445	—	—	8,445
Short-Term Investments	—	242,533,014	20,544,760	263,077,774
Purchased Options	—	14,520,223	—	14,520,223

Total Investments in Securities — Assets	$668,817	$2,920,384,822	$38,398,926	$2,959,452,565

Investments in Securities — Liabilities:
Options Written, at value	—	$(2,509,394)	—	$(2,509,394)
Other Financial Instruments*	$(1,446,415)	(4,918,144)	—	(6,364,559)

Total Investments in Securities — Liabilities	$(1,446,415)	$(7,427,538)	—	$(8,873,953)

Total Investments in Securities	$(777,598)	$2,912,957,284	$38,398,926	$2,950,578,612

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2009, were as follows:

	Beginning	Net			Total Change	Transfers in	Ending
	Balance	Purchases(Sales)	Accrued	Total Realized	in Unrealized	and/or out	Balance
	10/31/08	and Settlements	Discounts	Gain	Gain(Loss)	of Level 3	7/31/09

Investments in Securities — Assets:
Corporate Bonds & Notes	$9,508,393	$(1,193,945)	$33,389	$198,085	$(506,316)	$8,835,680	$16,875,286
U.S. Government Agency Securities	23,202,928	(23,655,874)	—	411,513	41,433	—	—
Preferred Stock	649,600	—	—	—	329,280	—	978,880
Short-Term Investments	17,918,290	2,500,000	—	—	126,470	—	20,544,760

Total Investments in Securities — Assets	$51,279,211	$(22,349,819)	$33,389	$609,598	$(9,133)	$8,835,680	$38,398,926

Investments in Securities — Liabilities:
Options Written, at value	$(447,000)	$55,190	—	$248,410	$143,400	—	—
Other Financial Instruments*	447,911	(118,037)	—	—	—	$(329,874)	—

Total Investments in Securities — Liabilities	$911	$(62,847)	—	$248,410	$143,400	$(329,874)	—

Total Investments in Securities	$51,280,122	$(22,412,666)	$33,389	$858,008	$134,267	$8,505,806	$38,398,926

The net change in unrealized appreciation/depreciation of investments which the Portfolio held at July 31, 2009, was $96,239.

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
Disclosures about Derivative Instruments and Hedging Activities—FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in the Other Investments serve as indicators of the volume of derivative activity for the Portfolio.
The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure at July 31, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument, except for written options which are valued at the market value.

Derivatives Fair Value

Interest rate contracts	$(6,601,369)
Foreign exchange contracts	1,155,080
Credit contracts	(3,427,664)
Equity contracts	—
Other contracts	—

Total	$(8,873,953)

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series H Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

MUNICIPAL BONDS—95.8%

Arizona—9.2%
$100	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	$88,036
100	Health Facs. Auth. Rev., Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	63,561
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp. Project, 6.375%, 6/1/36	NR/NR	74,759

			226,356

California—10.6%
100	Assoc. of Bay Area Gov’t Finance Auth. Rev., Sharp Healthcare, 6.25%, 8/1/39	A3/A-	98,140
100	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	95,953
100	Statewide Communities Dev. Auth. Rev., Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	66,253

			260,346

Colorado—2.8%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27, Ser. A	NR/NR	68,010

Florida—7.2%
100	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	71,782
100	State Hurricane Catastrophe Fund Finance Corp. Rev., 5.00%, 7/1/11, Ser. A (IBC) (NPFGC)	Aa3/A	103,731

			175,513

Illinois—2.9%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (c)	NR/NR	70,254

Indiana—3.0%
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(b)	NR/NR	72,446

Iowa—2.3%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	56,499

Maryland—6.1%
100	Health & Higher Educational Facs. Auth. Rev., King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	58,319
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	89,970

			148,289

Michigan—8.9%
100	Kalamazoo Economic Dev. Corp. Rev., Heritage Community, 5.50%, 5/15/36	NR/NR	65,783
95	Meridian Economic Dev. Corp. Rev., Burcham Hills, 5.25%, 7/1/26, Ser. A-1	NR/NR	69,531
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	81,715

			217,029

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series H Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Missouri—3.0%
$100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (c)	NR/NR	$73,525

New Jersey—2.1%
100	Middlesex Cnty. Improvement Auth. Rev., Heldrich Center Hotel, 6.125%, 1/1/25, Ser. B	NR/NR	52,708

New Mexico—3.1%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	76,114

Ohio—2.8%
100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	69,748

Pennsylvania—6.4%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., West Penn, 5.375%, 11/15/40, Ser. A	Ba3/BB	59,780
100	Dauphin Cnty. General Auth. Rev., Pinnacle Health Systems Project, 6.00%, 6/1/36, Ser. A	A2/A	96,195

			155,975

Tennessee—3.1%
100	Blount Cnty. Health & Educational Facs. Board Rev., Asbury, Inc., 5.125%, 4/1/23, Ser. A	NR/NR	74,736

Texas—10.6%
100	Maverick Cnty. Public Fac. Corp. Rev., 6.375%, 2/1/29, Ser. A-1	NR/NR	80,498
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	96,871
100	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	81,600

			258,969

Utah—6.3%
100	Spanish Fork Charter Sch. Rev., American Leadership Academy, 5.55%, 11/15/21 (a)(b)	NR/NR	81,119
100	Utah Cnty., Lincoln Academy Charter School Rev., GO, 5.875%, 6/15/37, Ser. A (a)(b)	NR/NR	73,465

			154,584

Virginia—2.8%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	68,346

Wisconsin—2.6%
100	Milwaukee Redev. Auth. Rev., Academy of Learning, 5.65%, 8/1/37, Ser. A	NR/NR	64,594

	Total Municipal Bonds (cost—$3,076,885)		2,344,041

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series H Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

VARIABLE RATE DEMAND NOTE (d)—4.1%

District of Columbia—4.1%
$100	Dist. of Columbia Rev., The American Univ., 0.35%, 8/1/09 VRN (cost—$100,000)	VMIG1/NR	$100,000

Shares
MONEY MARKET FUND—3.4%
83,000	SSgA Tax Free Money Market Fund (cost—$83,000)		83,000

	Total Investments (cost—$3,259,885)	103.3%	2,527,041
	Liabilities in excess of other assets	(3.3)	(79,686)

	Net Assets	100.0%	$2,447,355

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $227,030, representing 9.28% of net assets.

(b)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Subject to Alternative Minimum Tax.

(d)	Maturity date shown is date of next put.
Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corporation

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

Fair Value Measurements—The Portfolio has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Portfolio to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at July 31, 2009, in valuing the Portfolio’s assets and liabilities is listed below by investment types.

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09

Investments in Securities — Assets:
Municipal Bonds	—	$2,344,041	—	$2,344,041
Money Market Fund	—	83,000	—	83,000
Variable Rate Demand Note	—	100,000	—	100,000

Total Investments in Securities	—	$2,527,041	—	$2,527,041

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

U.S. GOVERNMENT AGENCY SECURITIES—244.4%
	Fannie Mae—119.7%
$6,100	0.485%, 10/27/37, CMO, FRN (f)	Aaa/AAA	$5,545,310
77	0.763%, 8/25/21, CMO, FRN	Aaa/AAA	76,443
50	2.682%, 5/1/17, FRN, MBS	Aaa/AAA	50,246
56	2.746%, 6/1/20, FRN, MBS	Aaa/AAA	56,985
80	2.881%, 5/1/18, FRN, MBS	Aaa/AAA	80,206
59	2.936%, 1/1/18, FRN, MBS	Aaa/AAA	58,442
433	3.073%, 5/1/34, FRN, MBS	Aaa/AAA	441,016
326	3.101%, 5/1/33, FRN, MBS	Aaa/AAA	329,758
813	3.482%, 1/1/22, FRN, MBS	Aaa/AAA	811,014
1,498	3.513%, 1/1/20, FRN, MBS	Aaa/AAA	1,493,058
707	3.689%, 5/1/28, FRN, MBS	Aaa/AAA	702,319
2,991	3.892%, 1/1/34, FRN, MBS	Aaa/AAA	3,040,655
3,447	4.00%, 11/25/19, CMO	Aaa/AAA	3,434,546
29,851	4.00%, 6/1/24, MBS	Aaa/AAA	30,199,793
3,000	4.00%, MBS, TBA (d)	Aaa/AAA	2,945,625
428	4.265%, 10/1/34, FRN, MBS	Aaa/AAA	437,268
165	4.50%, 11/25/14, CMO	Aaa/AAA	165,806
1,515	4.50%, 7/1/21, MBS	Aaa/AAA	1,559,050
260	4.50%, 12/1/21, MBS	Aaa/AAA	268,007
22,277	4.50%, 5/1/22, MBS	Aaa/AAA	22,919,576
6,895	4.50%, 1/25/25, CMO	Aaa/AAA	6,964,800
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	8,548,340
2,858	4.50%, 10/25/34, CMO	Aaa/AAA	2,700,792
107,000	4.50%, MBS, TBA (d)	Aaa/AAA	107,702,134
379	4.533%, 12/1/34, FRN, MBS	Aaa/AAA	390,955
249	4.54%, 12/1/32, FRN, MBS	Aaa/AAA	253,727
4,102	4.618%, 11/1/35, FRN, MBS	Aaa/AAA	4,239,938
445	4.649%, 9/1/32, FRN, MBS	Aaa/AAA	450,156
17	4.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,614
647	4.751%, 1/1/33, FRN, MBS	Aaa/AAA	666,361
644	4.774%, 4/1/35, FRN, MBS	Aaa/AAA	667,633
61	4.821%, 10/1/32, FRN, MBS	Aaa/AAA	62,411
242	4.853%, 1/1/33, FRN, MBS	Aaa/AAA	245,659
33	4.871%, 9/1/32, FRN, MBS	Aaa/AAA	34,009
1,579	5.00%, 9/25/14, CMO	Aaa/AAA	1,671,538
121	5.00%, 1/25/16, CMO	Aaa/AAA	122,267
212	5.00%, 9/1/17, MBS	Aaa/AAA	221,160
231	5.00%, 6/1/18, MBS	Aaa/AAA	239,873
21	5.00%, 9/1/18, MBS	Aaa/AAA	21,519
2,482	5.00%, 7/25/20, CMO	Aaa/AAA	2,568,527
2,032	5.00%, 10/1/20, MBS	Aaa/AAA	2,128,030
2,025	5.00%, 11/1/20, MBS	Aaa/AAA	2,120,588
663	5.00%, 12/1/20, MBS	Aaa/AAA	694,193
2,162	5.00%, 1/1/21, MBS	Aaa/AAA	2,261,906
4,905	5.00%, 2/1/21, MBS	Aaa/AAA	5,131,274
1,154	5.00%, 3/1/21, MBS	Aaa/AAA	1,204,477
281	5.00%, 4/1/21, MBS	Aaa/AAA	293,612
1,700	5.00%, 5/1/21, MBS	Aaa/AAA	1,774,624
524	5.00%, 6/1/21, MBS	Aaa/AAA	546,551
68	5.00%, 7/1/21, MBS	Aaa/AAA	70,584

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value	*

		Fannie Mae (continued)
$536		5.00%, 9/1/21, MBS	Aaa/AAA	$559,435
1,101		5.00%, 10/1/21, MBS	Aaa/AAA	1,149,679
33		5.00%, 11/1/21, MBS	Aaa/AAA	34,493
9,443		5.00%, 12/1/21, MBS (l)	Aaa/AAA	9,858,556
2,307		5.00%, 1/1/22, MBS	Aaa/AAA	2,407,938
953		5.00%, 2/1/22, MBS	Aaa/AAA	991,300
2,078		5.00%, 3/1/22, MBS	Aaa/AAA	2,162,265
3,504		5.00%, 4/1/22, MBS	Aaa/AAA	3,646,149
1,653		5.00%, 5/1/22, MBS	Aaa/AAA	1,719,731
63		5.00%, 6/1/22, MBS	Aaa/AAA	66,065
2,958		5.00%, 7/1/22, MBS	Aaa/AAA	3,077,572
513		5.00%, 8/1/22, MBS	Aaa/AAA	533,913
6,736		5.00%, 12/1/22, MBS (l)	Aaa/AAA	7,008,818
10,637		5.00%, 1/1/23, MBS (l)	Aaa/AAA	11,068,207
5,307		5.00%, 2/1/23, MBS	Aaa/AAA	5,520,506
13,459		5.00%, 3/1/23, MBS (l)	Aaa/AAA	13,998,122
15,823		5.00%, 4/1/23, MBS (l)	Aaa/AAA	16,457,870
18,443		5.00%, 5/1/23, MBS (l)	Aaa/AAA	19,181,746
18,012		5.00%, 6/1/23, MBS (l)	Aaa/AAA	18,733,496
11,543		5.00%, 7/1/23, MBS (l)	Aaa/AAA	12,004,458
3,058		5.00%, 8/1/23, MBS	Aaa/AAA	3,180,432
11,307		5.00%, 9/1/23, MBS	Aaa/AAA	11,760,448
5,984		5.00%, 10/1/23, MBS (l)	Aaa/AAA	6,222,868
2,340		5.00%, 11/1/23, MBS	Aaa/AAA	2,434,004
1,322		5.00%, 12/1/23, MBS	Aaa/AAA	1,374,722
9,470		5.00%, 1/1/24, MBS (l)	Aaa/AAA	9,850,068
6,644		5.00%, 2/1/24, MBS (l)	Aaa/AAA	6,909,099
171		5.00%, 3/1/24, MBS	Aaa/AAA	178,311
1,989		5.00%, 6/1/24, MBS	Aaa/AAA	2,068,591
—	(g)	5.00%, 11/1/33, MBS	Aaa/AAA	39
494,713		5.00%, 6/1/35, MBS (l)	Aaa/AAA	508,688,778
25,922		5.00%, 7/1/35, MBS (l)	Aaa/AAA	26,662,411
12,796		5.00%, 12/1/36, MBS (l)	Aaa/AAA	13,147,551
1,000		5.00%, 4/1/37, MBS	Aaa/AAA	1,025,594
20		5.00%, 6/1/37, MBS	Aaa/AAA	20,254
11,366		5.00%, 1/1/38, MBS (l)	Aaa/AAA	11,656,646
4,000		5.00%, 2/1/38, MBS (l)	Aaa/AAA	4,102,155
14,610		5.00%, 3/1/38, MBS (l)	Aaa/AAA	14,983,608
16,380		5.00%, 4/1/38, MBS (l)	Aaa/AAA	16,798,581
10,652		5.00%, 5/1/38, MBS (l)	Aaa/AAA	10,924,507
12,000		5.00%, 6/1/38, MBS (l)	Aaa/AAA	12,306,464
10,601		5.00%, 7/1/38, MBS (l)	Aaa/AAA	10,871,245
45,166		5.00%, 8/1/38, MBS (l)	Aaa/AAA	46,319,921
8,887		5.00%, 11/1/38, MBS	Aaa/AAA	9,113,920
8,000		5.00%, 12/1/38, MBS (l)	Aaa/AAA	8,204,309
56,554		5.00%, 1/1/39, MBS (l)	Aaa/AAA	57,998,743
16,348		5.00%, 2/1/39, MBS (l)	Aaa/AAA	16,764,903
4,000		5.00%, 3/1/39, MBS	Aaa/AAA	4,101,754
8,000		5.00%, 4/1/39, MBS (l)	Aaa/AAA	8,203,509
2,600		5.00%, MBS, TBA (d)	Aaa/AAA	2,700,344
723		5.024%, 2/1/33, FRN, MBS	Aaa/AAA	744,934

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Fannie Mae (continued)
$141	5.095%, 9/1/27, FRN, MBS	Aaa/AAA	$143,381
533	5.172%, 9/1/35, FRN, MBS	Aaa/AAA	544,481
33	5.206%, 3/25/41, CMO, FRN	Aaa/AAA	33,403
30	5.334%, 5/25/42, CMO, FRN	Aaa/AAA	30,272
78	5.50%, 4/1/16, MBS	Aaa/AAA	83,054
39	5.50%, 7/1/16, MBS	Aaa/AAA	40,758
17	5.50%, 1/1/17, MBS	Aaa/AAA	18,097
76	5.50%, 9/1/17, MBS	Aaa/AAA	80,744
37	5.50%, 10/1/17, MBS	Aaa/AAA	39,242
63	5.50%, 11/1/17, MBS	Aaa/AAA	66,638
22	5.50%, 1/1/18, MBS	Aaa/AAA	23,438
52	5.50%, 2/1/18, MBS	Aaa/AAA	54,752
106	5.50%, 4/1/18, MBS	Aaa/AAA	112,477
48	5.50%, 11/1/18, MBS	Aaa/AAA	50,549
102	5.50%, 12/1/18, MBS	Aaa/AAA	108,038
43	5.50%, 1/1/19, MBS	Aaa/AAA	45,490
26	5.50%, 4/1/19, MBS	Aaa/AAA	27,444
28	5.50%, 8/1/19, MBS	Aaa/AAA	29,084
61	5.50%, 9/1/19, MBS	Aaa/AAA	64,014
41	5.50%, 10/1/19, MBS	Aaa/AAA	43,070
19	5.50%, 3/1/20, MBS	Aaa/AAA	20,030
25	5.50%, 6/1/20, MBS	Aaa/AAA	25,992
12	5.50%, 7/1/20, MBS	Aaa/AAA	12,657
1,036	5.50%, 2/25/24, CMO	Aaa/AAA	1,103,213
679	5.50%, 10/1/32, MBS	Aaa/AAA	707,536
1,082	5.50%, 11/1/32, MBS	Aaa/AAA	1,127,688
96	5.50%, 12/1/32, MBS	Aaa/AAA	99,786
2,105	5.50%, 1/1/33, MBS	Aaa/AAA	2,193,089
2,029	5.50%, 2/1/33, MBS	Aaa/AAA	2,113,907
28,437	5.50%, 3/1/33, MBS (l)	Aaa/AAA	29,627,460
3,899	5.50%, 4/1/33, MBS	Aaa/AAA	4,060,353
1,059	5.50%, 5/1/33, MBS	Aaa/AAA	1,102,415
20,480	5.50%, 6/1/33, MBS (l)	Aaa/AAA	21,325,363
16,756	5.50%, 7/1/33, MBS (l)	Aaa/AAA	17,447,217
431	5.50%, 8/1/33, MBS	Aaa/AAA	448,598
2,498	5.50%, 9/1/33, MBS (l)	Aaa/AAA	2,601,125
47	5.50%, 10/1/33, MBS	Aaa/AAA	49,408
6,148	5.50%, 11/1/33, MBS	Aaa/AAA	6,402,081
17,100	5.50%, 12/1/33, MBS (l)	Aaa/AAA	17,805,776
5,519	5.50%, 1/1/34, MBS	Aaa/AAA	5,746,458
19,756	5.50%, 2/1/34, MBS (l)	Aaa/AAA	20,571,814
6,876	5.50%, 3/1/34, MBS	Aaa/AAA	7,160,013
16	5.50%, 4/1/34, MBS	Aaa/AAA	16,695
811	5.50%, 5/1/34, MBS	Aaa/AAA	844,175
866	5.50%, 6/1/34, MBS	Aaa/AAA	901,808
386	5.50%, 1/1/35, MBS	Aaa/AAA	401,419
942	5.50%, 2/1/35, MBS	Aaa/AAA	981,806
381	5.50%, 3/1/36, MBS	Aaa/AAA	395,746
25,472	5.50%, 9/1/36, MBS (l)	Aaa/AAA	26,506,924
389	5.50%, 12/1/36, MBS	Aaa/AAA	403,636
2,428	5.50%, 1/1/37, MBS	Aaa/AAA	2,519,912

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Fannie Mae (continued)
$58,070	5.50%, 2/1/37, MBS (l)	Aaa/AAA	$60,291,872
9,795	5.50%, 3/1/37, MBS	Aaa/AAA	10,165,299
28,367	5.50%, 4/1/37, MBS (l)	Aaa/AAA	29,441,425
27,267	5.50%, 5/1/37, MBS (l)	Aaa/AAA	28,298,203
443	5.50%, 4/1/38, MBS	Aaa/AAA	460,239
2,386	5.50%, 6/1/38, MBS (l)	Aaa/AAA	2,476,616
13,441	5.50%, 8/1/38, MBS	Aaa/AAA	13,949,199
30,174	5.50%, 9/1/38, MBS (l)	Aaa/AAA	31,315,124
393,800	5.50%, MBS, TBA (d)	Aaa/AAA	408,136,683
20	6.00%, 8/1/22, MBS	Aaa/AAA	20,886
26	6.00%, 9/1/22, MBS	Aaa/AAA	27,691
253	6.00%, 6/1/23, MBS	Aaa/AAA	268,619
359	6.00%, 8/1/23, MBS	Aaa/AAA	381,242
796	6.00%, 12/1/23, MBS	Aaa/AAA	844,850
159	6.00%, 8/1/26, MBS	Aaa/AAA	168,279
5,074	6.00%, 10/1/26, MBS	Aaa/AAA	5,371,359
13,814	6.00%, 12/1/26, MBS (l)	Aaa/AAA	14,624,792
7,851	6.00%, 3/1/27, MBS	Aaa/AAA	8,296,703
5,658	6.00%, 5/1/27, MBS	Aaa/AAA	5,979,291
6,841	6.00%, 6/1/27, MBS	Aaa/AAA	7,229,502
10,071	6.00%, 7/1/27, MBS	Aaa/AAA	10,642,236
3,454	6.00%, 8/1/27, MBS	Aaa/AAA	3,649,808
3,353	6.00%, 9/1/27, MBS	Aaa/AAA	3,543,028
846	6.00%, 10/1/27, MBS	Aaa/AAA	894,350
56	6.00%, 7/1/29, MBS	Aaa/AAA	59,781
278	6.00%, 12/1/31, MBS	Aaa/AAA	295,136
14	6.00%, 1/1/33, MBS	Aaa/AAA	15,313
74	6.00%, 6/1/33, MBS	Aaa/AAA	77,930
13	6.00%, 3/1/34, MBS	Aaa/AAA	13,825
20	6.00%, 6/1/34, MBS	Aaa/AAA	21,616
26	6.00%, 7/1/34, MBS	Aaa/AAA	27,408
71	6.00%, 8/1/34, MBS	Aaa/AAA	74,768
98	6.00%, 9/1/34, MBS	Aaa/AAA	103,129
873	6.00%, 10/1/34, MBS	Aaa/AAA	920,973
156	6.00%, 11/1/34, MBS (d)	Aaa/AAA	164,768
679	6.00%, 1/1/35, MBS	Aaa/AAA	716,359
113	6.00%, 2/1/35, MBS	Aaa/AAA	118,505
88	6.00%, 4/1/35, MBS	Aaa/AAA	93,164
227	6.00%, 5/1/35, MBS	Aaa/AAA	239,172
2,330	6.00%, 7/1/35, MBS	Aaa/AAA	2,452,090
11,549	6.00%, 8/1/35, MBS	Aaa/AAA	12,155,253
96	6.00%, 9/1/35, MBS	Aaa/AAA	100,602
2,077	6.00%, 10/1/35, MBS	Aaa/AAA	2,186,144
7,136	6.00%, 11/1/35, MBS	Aaa/AAA	7,513,997
6,174	6.00%, 12/1/35, MBS	Aaa/AAA	6,498,335
1,928	6.00%, 1/1/36, MBS	Aaa/AAA	2,028,866
2,066	6.00%, 4/1/36, MBS	Aaa/AAA	2,173,557
57	6.00%, 5/1/36, MBS	Aaa/AAA	60,405
698	6.00%, 6/1/36, MBS	Aaa/AAA	733,953
3,615	6.00%, 7/1/36, MBS (l)	Aaa/AAA	3,800,820
3,278	6.00%, 8/1/36, MBS	Aaa/AAA	3,445,383

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Fannie Mae (continued)
$9,031	6.00%, 9/1/36, MBS	Aaa/AAA	$9,496,932
1,423	6.00%, 10/1/36, MBS	Aaa/AAA	1,496,152
720	6.00%, 11/1/36, MBS	Aaa/AAA	756,837
3,820	6.00%, 12/1/36, MBS	Aaa/AAA	4,014,299
4,060	6.00%, 1/1/37, MBS	Aaa/AAA	4,281,063
341	6.00%, 2/1/37, MBS	Aaa/AAA	358,296
2,362	6.00%, 3/1/37, MBS	Aaa/AAA	2,480,752
170	6.00%, 4/1/37, MBS	Aaa/AAA	179,015
1,241	6.00%, 5/1/37, MBS	Aaa/AAA	1,303,029
914	6.00%, 6/1/37, MBS	Aaa/AAA	959,944
2,290	6.00%, 7/1/37, MBS	Aaa/AAA	2,411,591
780	6.00%, 8/1/37, MBS	Aaa/AAA	819,371
1,581	6.00%, 9/1/37, MBS	Aaa/AAA	1,660,090
7,689	6.00%, 12/1/37, MBS	Aaa/AAA	8,073,384
6,876	6.00%, 1/1/38, MBS	Aaa/AAA	7,219,623
4,297	6.00%, 2/1/38, MBS	Aaa/AAA	4,510,068
748	6.00%, 4/1/38, MBS	Aaa/AAA	784,926
5,230	6.00%, 6/1/38, MBS	Aaa/AAA	5,489,242
1,761	6.00%, 7/1/38, MBS	Aaa/AAA	1,848,212
1,221	6.00%, 8/1/38, MBS	Aaa/AAA	1,281,665
39	6.00%, 9/1/38, MBS	Aaa/AAA	41,168
41,765	6.00%, 10/1/38, MBS (l)	Aaa/AAA	43,831,512
659,140	6.00%, MBS, TBA (d)	Aaa/AAA	689,417,288
4	6.50%, 4/1/24, MBS	Aaa/AAA	3,915
84	6.50%, 1/1/25, MBS	Aaa/AAA	90,403
4	6.50%, 1/1/26, MBS	Aaa/AAA	4,494
5	6.50%, 5/1/26, MBS	Aaa/AAA	5,927
210	6.50%, 7/18/27, CMO	Aaa/AAA	227,782
66	6.50%, 12/1/28, MBS	Aaa/AAA	71,027
142	6.50%, 1/1/29, MBS	Aaa/AAA	153,366
13	6.50%, 10/1/31, MBS	Aaa/AAA	13,721
125	6.50%, 2/1/32, MBS	Aaa/AAA	135,087
5	6.50%, 3/1/32, MBS	Aaa/AAA	5,400
96	6.50%, 7/1/32, MBS	Aaa/AAA	103,657
897	6.50%, 8/1/32, MBS	Aaa/AAA	968,582
3	6.50%, 9/1/32, MBS	Aaa/AAA	2,911
229	6.50%, 11/1/32, MBS	Aaa/AAA	247,088
197	6.50%, 9/1/33, MBS	Aaa/AAA	212,915
139	6.50%, 10/1/33, MBS	Aaa/AAA	149,861
1,058	6.50%, 7/1/34, MBS	Aaa/AAA	1,136,689
887	6.50%, 8/1/34, MBS	Aaa/AAA	953,977
3,245	6.50%, 9/1/34, MBS	Aaa/AAA	3,490,664
2,914	6.50%, 12/1/34, MBS	Aaa/AAA	3,133,923
3,183	6.50%, 6/1/35, MBS	Aaa/AAA	3,423,296
80	6.50%, 10/1/35, MBS	Aaa/AAA	85,308
12	6.50%, 11/1/35, MBS	Aaa/AAA	13,278
727	6.50%, 3/1/36, MBS	Aaa/AAA	779,355
3,357	6.50%, 4/1/36, MBS	Aaa/AAA	3,597,235
671	6.50%, 5/1/36, MBS	Aaa/AAA	718,942
2,022	6.50%, 6/1/36, MBS	Aaa/AAA	2,166,102
1,064	6.50%, 7/1/36, MBS	Aaa/AAA	1,140,474

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Fannie Mae (continued)
$5,475	6.50%, 8/1/36, MBS	Aaa/AAA	$5,866,766
13,412	6.50%, 9/1/36, MBS (l)	Aaa/AAA	14,370,686
7,031	6.50%, 10/1/36, MBS	Aaa/AAA	7,534,087
393	6.50%, 11/1/36, MBS	Aaa/AAA	421,242
2,075	6.50%, 12/1/36, MBS	Aaa/AAA	2,223,810
12,001	6.50%, 1/1/37, MBS (l)	Aaa/AAA	12,858,111
605	6.50%, 2/1/37, MBS	Aaa/AAA	648,553
178	6.50%, 3/1/37, MBS	Aaa/AAA	190,784
11,070	6.50%, 4/1/37, MBS (l)	Aaa/AAA	11,855,455
698	6.50%, 5/1/37, MBS	Aaa/AAA	747,704
193	6.50%, 6/1/37, MBS	Aaa/AAA	206,345
1,617	6.50%, 7/1/37, MBS	Aaa/AAA	1,731,886
51	6.50%, 8/1/37, MBS	Aaa/AAA	54,749
12,757	6.50%, 9/1/37, MBS	Aaa/AAA	13,662,555
1,914	6.50%, 10/1/37, MBS	Aaa/AAA	2,050,444
5,192	6.50%, 11/1/37, MBS	Aaa/AAA	5,560,332
72	6.50%, 12/1/37, MBS	Aaa/AAA	77,318
114	6.50%, 6/1/38, MBS	Aaa/AAA	121,881
52	6.50%, 9/1/38, MBS	Aaa/AAA	55,627
15,919	6.50%, 10/1/38, MBS (l)	Aaa/AAA	17,048,830
525	7.00%, 11/1/38, MBS	Aaa/AAA	572,382
122	7.01%, 8/1/22, MBS	Aaa/AAA	132,876
57	7.01%, 11/1/22, MBS	Aaa/AAA	62,126
9	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	9,575
226	11.00%, 7/15/20, MBS	Aaa/AAA	258,461

			2,971,132,904

	Freddie Mac—42.4%
336	0.343%, 2/1/11, FRN (j)	Aaa/AAA	335,452
6,574	0.688%, 8/15/32, CMO, FRN	Aaa/AAA	6,477,637
1,025	0.703%, 3/9/11, FRN (j)	Aaa/AAA	1,029,323
609	0.738%, 9/15/16, CMO, FRN	Aaa/AAA	600,857
123	0.738%, 8/15/29, CMO, FRN	Aaa/AAA	121,826
73	0.738%, 12/15/31, CMO, FRN	Aaa/AAA	72,462
21	0.788%, 9/15/30, CMO, FRN	Aaa/AAA	20,854
32	0.838%, 3/15/32, CMO, FRN	Aaa/AAA	31,581
1,520	0.926%, 5/4/11, FRN (j)	Aaa/AAA	1,524,340
1,309	0.937%, 8/5/11, FRN (j)	Aaa/AAA	1,310,469
81	0.963%, 3/15/20, CMO, FRN	Aaa/AAA	80,075
223	0.963%, 2/15/24, CMO, FRN	Aaa/AAA	222,680
15	1.013%, 10/15/19, CMO, FRN	Aaa/AAA	14,545
189	1.263%, 12/15/13, CMO, FRN	Aaa/AAA	188,876
124	1.463%, 9/15/22, CMO, FRN	Aaa/AAA	124,371
35	1.663%, 8/15/23, CMO, FRN	Aaa/AAA	34,743
802	2.762%, 5/1/34, FRN, MBS	Aaa/AAA	803,756
22	3.285%, 7/1/29, FRN, MBS	Aaa/AAA	21,963
170	3.297%, 4/1/32, FRN, MBS	Aaa/AAA	172,573
210	3.724%, 2/1/33, FRN, MBS	Aaa/AAA	213,376
11	3.973%, 1/1/33, FRN, MBS	Aaa/AAA	11,633
335	4.058%, 3/1/32, FRN, MBS	Aaa/AAA	338,044
323	4.205%, 2/1/29, FRN, MBS	Aaa/AAA	327,411
18	4.322%, 7/1/32, FRN, MBS	Aaa/AAA	18,441

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Freddie Mac (continued)
$191	4.479%, 1/1/32, FRN, MBS	Aaa/AAA	$194,562
45	4.50%, 5/15/18, CMO	Aaa/AAA	46,637
93,780	4.50%, 7/1/39, MBS (l)	Aaa/AAA	94,381,771
31,220	4.50%, 8/1/39, MBS (l)	Aaa/AAA	31,420,900
61	4.718%, 8/1/29, FRN, MBS	Aaa/AAA	62,648
191	4.848%, 8/1/32, FRN, MBS	Aaa/AAA	195,715
2,134	4.869%, 10/1/35, FRN, MBS	Aaa/AAA	2,189,292
9,957	4.922%, 6/1/35, FRN, MBS	Aaa/AAA	10,296,529
37,000	5.00%, 1/15/25, CMO	Aaa/AAA	38,037,584
12,000	5.00%, 2/15/25, CMO	Aaa/AAA	12,367,027
52	5.00%, 7/1/34, MBS	Aaa/AAA	53,915
297	5.00%, 4/1/35, MBS	Aaa/AAA	305,765
345	5.00%, 11/1/36, MBS	Aaa/AAA	354,405
773	5.00%, 1/1/37, MBS	Aaa/AAA	793,878
153,600	5.00%, MBS, TBA (d)	Aaa/AAA	157,224,038
235	5.139%, 10/1/32, FRN, MBS	Aaa/AAA	236,806
351	5.164%, 10/1/32, FRN, MBS	Aaa/AAA	353,576
30	5.167%, 8/1/32, FRN, MBS	Aaa/AAA	30,669
2,278	5.50%, 3/15/34, CMO	Aaa/AAA	2,302,367
300	5.50%, 1/1/35, MBS	Aaa/AAA	312,454
4,736	5.50%, 2/1/35, MBS	Aaa/AAA	4,929,935
171	5.50%, 3/1/35, MBS	Aaa/AAA	177,550
2,800	5.50%, 4/15/35, CMO	Aaa/AAA	2,893,815
671	5.50%, 6/1/35, MBS	Aaa/AAA	697,659
3,212	5.50%, 5/15/36, CMO	Aaa/AAA	3,274,044
1,339	5.50%, 7/1/36, MBS	Aaa/AAA	1,390,096
707	5.50%, 4/1/37, MBS	Aaa/AAA	733,460
13,353	5.50%, 7/1/37, MBS (l)	Aaa/AAA	13,851,573
73	5.50%, 8/1/37, MBS	Aaa/AAA	76,126
793	5.50%, 9/1/37, MBS	Aaa/AAA	822,573
74	5.50%, 2/1/38, MBS	Aaa/AAA	77,255
45	5.50%, 3/1/38, MBS	Aaa/AAA	46,250
1,716	5.50%, 10/1/38, MBS	Aaa/AAA	1,780,155
236,000	5.50%, MBS, TBA (d)	Aaa/AAA	244,518,184
95	6.00%, 8/15/16, CMO	Aaa/AAA	100,775
875	6.00%, 4/1/17, MBS	Aaa/AAA	933,396
89	6.00%, 5/1/17, MBS	Aaa/AAA	94,463
117	6.00%, 6/1/17, MBS	Aaa/AAA	124,502
229	6.00%, 7/1/17, MBS	Aaa/AAA	244,617
44,282	6.00%, 10/1/26, MBS (l)	Aaa/AAA	46,830,518
42,797	6.00%, 11/1/26, MBS (l)	Aaa/AAA	45,259,719
70,749	6.00%, 1/1/27, MBS (l)	Aaa/AAA	74,820,886
12,706	6.00%, 2/1/27, MBS (l)	Aaa/AAA	13,429,909
32,688	6.00%, 5/1/27, MBS (l)	Aaa/AAA	34,549,794
29,924	6.00%, 6/1/27, MBS (l)	Aaa/AAA	31,628,452
49,697	6.00%, 7/1/27, MBS (l)	Aaa/AAA	52,527,445
34,197	6.00%, 8/1/27, MBS (l)	Aaa/AAA	36,144,444
11,868	6.00%, 9/1/27, MBS (l)	Aaa/AAA	12,544,082
9,372	6.00%, 10/1/27, MBS	Aaa/AAA	9,906,359
80	6.00%, 12/1/27, MBS	Aaa/AAA	84,409
2,380	6.00%, 12/15/28, CMO	Aaa/AAA	2,544,718

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value	*

		Freddie Mac (continued)
$96		6.00%, 10/1/34, MBS	Aaa/AAA	$101,301
333		6.00%, 3/1/36, MBS	Aaa/AAA	349,692
5,281		6.00%, 6/1/37, MBS	Aaa/AAA	5,541,164
1,139		6.00%, 7/1/37, MBS	Aaa/AAA	1,194,992
776		6.00%, 8/1/37, MBS	Aaa/AAA	814,023
5,648		6.00%, 10/1/37, MBS	Aaa/AAA	5,927,789
1,362		6.00%, 11/1/37, MBS	Aaa/AAA	1,428,682
8,013		6.00%, 2/1/38, MBS	Aaa/AAA	8,406,628
16,473		6.00%, 3/1/38, MBS (l)	Aaa/AAA	17,284,132
658		6.00%, 5/1/38, MBS	Aaa/AAA	690,289
802		6.00%, 6/1/38, MBS	Aaa/AAA	840,933
5,153		6.00%, 7/1/38, MBS	Aaa/AAA	5,406,732
71		6.00%, 10/1/38, MBS	Aaa/AAA	74,417
1,526		6.00%, 12/1/38, MBS	Aaa/AAA	1,601,049
152		6.50%, 8/15/16, CMO	Aaa/AAA	162,968
37		6.50%, 12/15/23, CMO	Aaa/AAA	39,846
899		6.50%, 7/15/31, CMO	Aaa/AAA	963,742
28		7.00%, 4/1/29, MBS	Aaa/AAA	30,936
2		7.00%, 12/1/29, MBS	Aaa/AAA	1,888
—	(g)	7.00%, 1/1/30, MBS	Aaa/AAA	84
14		7.00%, 2/1/30, MBS	Aaa/AAA	15,811
25		7.00%, 3/1/30, MBS	Aaa/AAA	27,377
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,428
195		7.50%, 8/15/30, CMO	Aaa/AAA	211,313

				1,053,413,205

		Ginnie Mae—80.0%
41		0.639%, 6/20/32, CMO, FRN	Aaa/AAA	40,741
1,234		0.813%, 10/20/27, CMO, FRN	Aaa/AAA	1,216,379
23		3.75%, 3/20/30, FRN, MBS	Aaa/AAA	23,350
310,000		4.00%, MBS, TBA (d)	Aaa/AAA	303,993,750
117		4.125%, 11/20/23, FRN, MBS	Aaa/AAA	118,427
12		4.125%, 10/20/25, FRN, MBS	Aaa/AAA	12,155
9		4.125%, 11/20/25, FRN, MBS	Aaa/AAA	8,832
10		4.125%, 10/20/26, FRN, MBS	Aaa/AAA	10,522
23		4.125%, 10/20/27, FRN, MBS	Aaa/AAA	23,481
435		4.25%, 1/20/28, FRN, MBS	Aaa/AAA	441,707
44		4.25%, 2/20/28, FRN, MBS	Aaa/AAA	44,675
121		4.25%, 1/20/30, FRN, MBS	Aaa/AAA	122,879
237		4.375%, 3/20/17, FRN, MBS	Aaa/AAA	241,847
10		4.375%, 1/20/18, FRN, MBS	Aaa/AAA	10,018
29		4.375%, 1/20/22, FRN, MBS	Aaa/AAA	29,966
677		4.375%, 2/20/22, FRN, MBS	Aaa/AAA	690,474
22		4.375%, 2/20/23, FRN, MBS	Aaa/AAA	22,520
27		4.375%, 3/20/23, FRN, MBS	Aaa/AAA	27,478
11		4.375%, 1/20/26, FRN, MBS	Aaa/AAA	11,401
7		4.375%, 1/20/27, FRN, MBS	Aaa/AAA	6,836
78		4.375%, 2/20/27, FRN, MBS	Aaa/AAA	78,977
29		4.375%, 2/20/28, FRN, MBS	Aaa/AAA	29,964
74		4.375%, 3/20/28, FRN, MBS	Aaa/AAA	75,398
61		4.50%, 3/20/31, FRN, MBS	Aaa/AAA	62,011
52		4.50%, 3/20/32, FRN, MBS	Aaa/AAA	52,887

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Ginnie Mae (continued)
$9	4.625%, 8/20/17, FRN, MBS	Aaa/AAA	$9,007
6	4.625%, 8/20/18, FRN, MBS	Aaa/AAA	6,145
4	4.625%, 7/20/20, FRN, MBS	Aaa/AAA	4,235
5	4.625%, 7/20/21, FRN, MBS	Aaa/AAA	5,431
11	4.625%, 8/20/21, FRN, MBS	Aaa/AAA	11,196
19	4.625%, 9/20/21, FRN, MBS	Aaa/AAA	19,189
1,356	4.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,386,540
76	4.625%, 8/20/25, FRN, MBS	Aaa/AAA	79,208
14	4.625%, 9/20/25, FRN, MBS	Aaa/AAA	14,770
9	4.625%, 8/20/26, FRN, MBS	Aaa/AAA	9,244
8	4.625%, 7/20/27, FRN, MBS	Aaa/AAA	7,781
10	4.625%, 9/20/27, FRN, MBS	Aaa/AAA	10,470
69	4.625%, 8/20/28, FRN, MBS	Aaa/AAA	71,036
32	4.625%, 7/20/29, FRN, MBS	Aaa/AAA	32,434
96	5.00%, 2/20/29, CMO	Aaa/AAA	97,656
67	5.375%, 5/20/18, FRN, MBS	Aaa/AAA	69,204
54	5.375%, 4/20/19, FRN, MBS	Aaa/AAA	56,209
11	5.375%, 5/20/19, FRN, MBS	Aaa/AAA	11,036
14	5.375%, 6/20/21, FRN, MBS	Aaa/AAA	14,538
33	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	34,257
18	5.375%, 5/20/22, FRN, MBS	Aaa/AAA	17,995
29	5.375%, 4/20/23, FRN, MBS	Aaa/AAA	29,684
154	5.375%, 4/20/24, FRN, MBS	Aaa/AAA	158,101
9	5.375%, 5/20/24, FRN, MBS	Aaa/AAA	9,666
3	5.375%, 4/20/25, FRN, MBS	Aaa/AAA	3,457
12	5.375%, 5/20/25, FRN, MBS	Aaa/AAA	12,706
23	5.375%, 6/20/25, FRN, MBS	Aaa/AAA	23,934
14	5.375%, 6/20/26, FRN, MBS	Aaa/AAA	14,238
18	5.375%, 4/20/27, FRN, MBS	Aaa/AAA	18,098
38	5.375%, 6/20/27, FRN, MBS	Aaa/AAA	39,398
32	5.375%, 4/20/28, FRN, MBS	Aaa/AAA	32,947
19	5.375%, 4/20/29, FRN, MBS	Aaa/AAA	19,413
37	5.375%, 6/20/29, FRN, MBS	Aaa/AAA	37,908
25	5.375%, 5/20/30, FRN, MBS	Aaa/AAA	25,971
24	5.375%, 5/20/32, FRN, MBS	Aaa/AAA	24,578
37	5.375%, 6/20/32, FRN, MBS	Aaa/AAA	37,927
79	5.875%, 6/20/22, FRN, MBS	Aaa/AAA	82,319
3	6.00%, 6/15/28, MBS	Aaa/AAA	3,255
10	6.00%, 11/15/28, MBS	Aaa/AAA	10,974
8	6.00%, 1/15/29, MBS	Aaa/AAA	8,314
7	6.00%, 3/15/29, MBS	Aaa/AAA	6,893
6	6.00%, 4/15/29, MBS	Aaa/AAA	6,354
3	6.00%, 4/15/31, MBS	Aaa/AAA	2,857
3	6.00%, 7/15/31, MBS	Aaa/AAA	3,070
16	6.00%, 10/15/31, MBS	Aaa/AAA	17,482
42	6.00%, 1/15/32, MBS (l)	Aaa/AAA	44,686
88	6.00%, 2/15/32, MBS (l)	Aaa/AAA	93,217
17	6.00%, 3/15/32, MBS	Aaa/AAA	18,157
47,377	6.00%, 7/20/32, CMO	Aaa/AAA	50,550,551
91	6.00%, 10/15/32, MBS (l)	Aaa/AAA	96,426

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value	*

		Ginnie Mae (continued)
$8		6.00%, 11/15/32, MBS	Aaa/AAA	$8,270
8		6.00%, 1/15/33, MBS	Aaa/AAA	8,323
52		6.00%, 3/15/33, MBS (l)	Aaa/AAA	55,226
64		6.00%, 4/15/33, MBS (l)	Aaa/AAA	67,492
8		6.00%, 9/15/33, MBS	Aaa/AAA	8,435
19		6.00%, 11/15/34, MBS	Aaa/AAA	20,003
836		6.00%, 12/15/34, MBS (l)	Aaa/AAA	882,757
739		6.00%, 5/15/35, MBS (l)	Aaa/AAA	779,234
885		6.00%, 11/15/35, MBS (l)	Aaa/AAA	932,894
528		6.00%, 2/15/36, MBS (l)	Aaa/AAA	555,557
4,534		6.00%, 3/15/36, MBS (l)	Aaa/AAA	4,770,918
8,309		6.00%, 4/15/36, MBS (l)	Aaa/AAA	8,743,583
2,240		6.00%, 5/15/36, MBS (l)	Aaa/AAA	2,355,906
1,431		6.00%, 6/15/36, MBS (l)	Aaa/AAA	1,505,370
162		6.00%, 7/15/36, MBS (l)	Aaa/AAA	170,935
11,246		6.00%, 8/15/36, MBS (l)	Aaa/AAA	11,811,160
139		6.00%, 11/15/36, MBS (l)	Aaa/AAA	146,418
392		6.00%, 12/15/36, MBS (l)	Aaa/AAA	411,980
3,465		6.00%, 1/15/37, MBS (l)	Aaa/AAA	3,644,163
971		6.00%, 2/15/37, MBS (l)	Aaa/AAA	1,021,372
692		6.00%, 4/15/37, MBS (l)	Aaa/AAA	727,215
60,320		6.00%, 5/15/37, MBS (l)	Aaa/AAA	63,424,910
3,454		6.00%, 6/15/37, MBS (l)	Aaa/AAA	3,632,158
16,309		6.00%, 7/15/37, MBS (l)	Aaa/AAA	17,151,181
18,526		6.00%, 8/15/37, MBS (l)	Aaa/AAA	19,482,116
807		6.00%, 9/15/37, MBS (l)	Aaa/AAA	848,483
60,442		6.00%, 10/15/37, MBS (l)	Aaa/AAA	63,569,167
75,753		6.00%, 11/15/37, MBS (l)	Aaa/AAA	79,667,096
102,425		6.00%, 12/15/37, MBS (l)	Aaa/AAA	107,713,526
701		6.00%, 1/15/38, MBS (l)	Aaa/AAA	737,426
188		6.00%, 2/15/38, MBS (l)	Aaa/AAA	197,217
42		6.00%, 3/15/38, MBS (l)	Aaa/AAA	44,200
28,627		6.00%, 4/15/38, MBS (l)	Aaa/AAA	30,100,692
16,653		6.00%, 5/15/38, MBS (l)	Aaa/AAA	17,510,555
31,692		6.00%, 6/15/38, MBS (l)	Aaa/AAA	33,326,234
107,101		6.00%, 7/15/38, MBS (l)	Aaa/AAA	112,614,299
236,620		6.00%, 8/15/38, MBS (l)	Aaa/AAA	248,800,508
118,145		6.00%, 9/15/38, MBS (l)	Aaa/AAA	124,259,147
6,019		6.00%, 10/15/38, MBS (l)	Aaa/AAA	6,329,944
688		6.00%, 11/15/38, MBS (l)	Aaa/AAA	723,335
22,502		6.00%, 12/15/38, MBS (l)	Aaa/AAA	23,666,662
803		6.00%, 1/15/39, MBS (l)	Aaa/AAA	843,890
602,200		6.00%, MBS, TBA (d)	Aaa/AAA	632,216,057
3		6.50%, 5/15/23, MBS	Aaa/AAA	3,418
—	(g)	6.50%, 12/15/23, MBS	Aaa/AAA	487

				1,986,286,756

		Other Government Agencies—2.3%
21,357		SLM Student Loan Trust, 2.004%, 4/25/23, FRN	Aaa/AAA	21,652,065
31,183		Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	32,972,549
1,553		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,612,015

				56,236,629

		Total U.S. Government Agency Securities (cost—$5,931,408,269)		6,067,069,494

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

CORPORATE BONDS & NOTES—25.1%
Banking—6.3%
	American Express Bank FSB,
$1,700	5.50%, 4/16/13	A2/BBB+	$1,726,886
17,300	6.00%, 9/13/17	A2/BBB+	16,918,500
24,600	American Express Centurion Bank, 6.00%, 9/13/17	A2/BBB+	24,057,521
2,600	ANZ National International Ltd., 6.20%, 7/19/13 (a)(c)	Aa2/AA	2,709,229
	Bank of America Corp.,
8,295	1.213%, 8/15/16, FRN	A3/A-	6,770,545
16,700	5.75%, 12/1/17	A2/A	16,080,463
	Bank of America N.A.,
15,000	5.30%, 3/15/17	A1/A	13,698,405
2,600	6.10%, 6/15/17	A1/A	2,480,850
	Barclays Bank PLC,
45,800	5.45%, 9/12/12	Aa3/AA-	48,658,699
5,000	5.926%, 12/15/16 (a)(c)(h)	Baa2/BBB+	3,204,250
600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(c)(h)	Aa3/A-	378,505
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(c)(h)	A3/A-	7,527,069
670	HSBC Finance Corp., 0.979%, 9/14/12, FRN	A3/A	605,459
	UBS AG,
2,000	5.75%, 4/25/18	Aa2/A+	1,893,244
5,100	5.875%, 12/20/17	Aa2/A+	4,910,657
500	Wachovia Bank N.A., 4.875%, 2/1/15	Aa3/AA-	489,212
6,400	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba3/A-	5,544,173

			157,653,667

Biotechnology—0.0%
700	Amgen, Inc., 6.40%, 2/1/39	A3/A+	799,847

Commercial Services—0.2%
4,700	Board of Trustees of The Leland Stanford Junior Univ., 4.75%, 5/1/19	Aaa/AAA	4,808,302

Diversified Manufacturing—2.9%
70,000	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	71,163,680

Energy—0.7%
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	16,878,926

Financial Services—11.4%
	American Express Co.,
600	6.15%, 8/28/17	A3/BBB+	592,534
600	7.00%, 3/19/18	A3/BBB+	617,645
	Bear Stearns Cos., LLC,
3,600	6.40%, 10/2/17	Aa3/A+	3,860,456
2,500	6.95%, 8/10/12	Aa3/A+	2,772,992
£1,900	CIT Group, Inc., 5.50%, 12/1/14	Ca/CC	1,496,209
	Citigroup, Inc.,
$13,100	2.583%, 5/15/18, FRN	A3/A	10,129,248
40,500	5.50%, 4/11/13	A3/A	40,083,093
52,260	6.125%, 5/15/18	A3/A	47,991,560
6,900	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	5,813,250

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Financial Services (continued)
	General Electric Capital Corp.,
$4,500	4.25%, 9/13/10	Aa2/AA+	$4,586,256
€1,200	5.50%, 9/15/67, FRN (a)(c)	Aa3/A+	1,063,295
$41,100	6.375%, 11/15/67, FRN	Aa3/A+	29,243,883
	Goldman Sachs Group, Inc.,
€800	1.665%, 2/4/13, FRN	A1/A	1,066,545
$3,000	5.25%, 10/15/13	A1/A	3,145,719
2,900	5.95%, 1/18/18	A1/A	3,064,671
77,700	6.75%, 10/1/37	A2/A-	78,823,154
	JPMorgan Chase & Co.,
1,900	1.379%, 6/13/11, FRN	Aa3/A+	1,904,461
1,000	7.90%, 4/30/18 (h)	A2/BBB+	953,378
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (e)	NR/NR	4,920
43,600	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A2/A	44,077,464
€1,300	SLM Corp., 1.531%, 11/15/11, FRN	Ba1/BBB-	1,363,875

			282,654,608

Food & Beverage—0.1%
$1,700	Kraft Foods, Inc., 6.125%, 2/1/18	Baa2/BBB+	1,861,111

Insurance—0.2%
	American International Group, Inc.,
€1,300	4.00%, 9/20/11	A3/A-	1,248,541
$16,500	8.175%, 5/15/68 (converts to FRN on 5/15/38)	Ba2/BBB	4,331,250
£1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Baa1/BBB	414,463

			5,994,254

Oil & Gas—0.2%
$4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	4,109,778

Retail—0.4%
4,000	Hasbro, Inc., 6.30%, 9/15/17	Baa2/BBB	3,911,736
5,000	Macy’s Retail Holdings, Inc., 8.875%, 7/15/15	Ba2/BB	5,188,835

			9,100,571

Telecommunications—2.0%
44,600	AT&T, Inc., 5.50%, 2/1/18	A2/A	47,378,357
1,600	BellSouth Corp., 4.95%, 4/26/21 (a)(c)	A2/A	1,634,866
400	Embarq Corp., 6.738%, 6/1/13	Baa3/BBB-	420,828

			49,434,051

Tobacco—0.6%
	Altria Group, Inc.,
4,500	9.25%, 8/6/19	NR/BBB	5,397,939
1,500	9.70%, 11/10/18	Baa1/BBB	1,829,288
9,700	Reynolds American, Inc., 7.25%, 6/15/37	Baa3/BBB	9,069,849

			16,297,076

Utilities—0.1%
2,600	Electricite De France S.A., 6.50%, 1/26/19 (a)(c)	Aa3/A+	2,981,295

	Total Corporate Bonds & Notes (cost—$678,752,455)		623,737,166

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

MORTGAGE-BACKED SECURITIES—14.1%
	Adjustable Rate Mortgage Trust, CMO, VRN,
$3,134	4.577%, 5/25/35	Baa1/AA+	$2,767,003
696	5.382%, 11/25/35	Ba1/AAA	515,296
650	5.410%, 1/25/36	Aa3/AAA	531,403
2,876	Banc of America Funding Corp., 4.584%, 2/20/36, CMO, FRN	NR/AAA	2,429,341
4,700	BCRR Trust, 5.81%, 8/17/45, CMO, VRN (a)(b)(c)(f)	Aaa/NR	3,997,924
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
97	4.563%, 1/25/35, VRN	A2/AAA	75,866
3,144	4.625%, 10/25/35, FRN	Aa3/AAA	2,681,596
453	4.962%, 2/25/34, VRN	Aa3/AAA	426,813
273	5.045%, 1/25/34, VRN	Aa2/AAA	222,991
1,317	5.45%, 5/25/47, VRN	NR/CCC	831,746
486	5.733%, 2/25/36, FRN	B3/CCC	307,077
	Bear Stearns Alt-A Trust, CMO, VRN,
5,410	4.08%, 6/25/34	A1/AAA	2,328,426
235	5.36%, 5/25/35	Ba1/AAA	161,112
1,283	5.724%, 2/25/36	Caa2/CCC	728,473
36	Bear Stearns Mortgage Securities, Inc., 6.770%, 3/25/31, CMO, VRN	Aaa/NR	32,728
2,894	Bear Stearns Structured Products, Inc., 5.644%, 1/26/36, CMO, VRN	B2/AAA	1,584,022
10,096	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(c)	Aaa/NR	10,238,953
1,327	CC Mortgage Funding Corp., 0.415%, 5/25/48, CMO, FRN (a)(c)	Ba3/AAA	484,975
	Citigroup Commercial Mortgage Trust (a)(b)(c)(f),
9,862	5.322%, 12/17/16	NR/NR	8,315,018
15,178	5.858%, 7/17/17	NR/NR	13,040,875
	Citigroup Mortgage Loan Trust, Inc., CMO,
235	4.665%, 8/25/35, VRN	Aa3/NR	177,152
1,332	4.70%, 12/25/35, FRN	NR/AAA	1,074,787
378	4.76%, 12/25/35, VRN	Caa1/AAA	223,717
30,084	4.90%, 10/25/35, FRN	NR/AAA	23,615,124
3,014	5.991%, 9/25/37, VRN	NR/AAA	1,672,075
3,505	Commercial Capital Access One, Inc., 7.953%, 11/15/28, CMO, VRN (a)(c)	NR/NR	1,002,681
	Commercial Mortgage Pass Through Certificates, CMO (a)(c),
1,011	0.788%, 2/16/34, FRN	Aaa/NR	886,789
7,000	5.362%, 2/5/19	NR/AAA	6,778,608
2,000	5.479%, 2/5/19, VRN	NR/AA	1,306,109
	Countrywide Alternative Loan Trust, CMO,
1,100	0.455%, 1/25/37, FRN	Caa3/CCC	520,822
198	0.499%, 7/20/46, FRN	Caa3/CCC	92,378
6,900	0.505%, 5/25/35, FRN	Baa1/AAA	3,514,719
4,187	0.545%, 12/25/35, FRN	A1/AAA	2,175,202
433	0.555%, 5/25/36, FRN	Ca/B+	62,498
446	5.888%, 11/25/35, VRN	Caa1/CCC	263,673
3,887	6.132%, 8/25/36, VRN	Baa1/AAA	3,633,238
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
56	0.555%, 2/25/35, FRN	Aaa/AAA	35,652
547	0.585%, 4/25/46, FRN	Ca/AAA	90,827
1,615	0.595%, 3/25/35, FRN	A1/AAA	833,910
2,192	0.605%, 3/25/35, FRN	A1/AAA	1,114,621
1,147	0.675%, 2/25/35, FRN	Ba1/AAA	262,274
746	3.468%, 4/25/35, FRN	Caa1/AAA	381,379
245	5.25%, 2/20/36, FRN	Baa3/AAA	161,790

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

$499	5.364%, 10/20/35, VRN	Ba3/B	$276,434
721	5.754%, 5/20/36, VRN	Caa3/CCC	384,220
26	Credit Suisse First Boston Mortgage Securities Corp., 1.048%, 3/25/32, CMO, FRN (a)(c)	Aaa/NR	21,087
415	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.609%, 7/19/45, CMO, FRN	Caa3/AAA	105,921
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BBB	824,959
400	Greenpoint Mortgage Funding Trust, 0.365%, 10/25/46, CMO, FRN	B2/AAA	333,390
2,400	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	2,047,828
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(c)	NR/AAA	1,613,998
	GSR Mortgage Loan Trust, CMO,
2,278	4.409%, 9/25/35, FRN	NR/AAA	2,067,367
272	5.195%, 4/25/35, VRN	Baa3/AAA	207,666
	Harborview Mortgage Loan Trust, CMO, FRN,
6,469	0.479%, 2/19/46	Baa3/AAA	2,999,695
4,584	0.509%, 5/19/35	Baa1/AAA	2,246,348
425	0.539%, 1/19/38	Ca/CCC	78,236
538	0.539%, 9/19/46	Ca/B+	131,112
34,169	Hilton Hotel Pool Trust, 0.589%, 10/3/15, CMO, IO, VRN (a)(c)	Aaa/AAA	270,447
	Homebanc Mortgage Trust, CMO,
498	0.465%, 12/25/36, FRN	Baa3/AA	230,035
7,800	5.863%, 4/25/37, VRN	B3/AAA	3,895,521
7,900	Indymac INDA Mortgage Loan Trust, 5.849%, 8/25/36, CMO, VRN	Baa2/AAA	4,664,932
643	Indymac INDB Mortgage Loan Trust, 0.585%, 11/25/35, CMO, FRN	B3/CCC	274,584
	Indymac Index Mortgage Loan Trust, CMO,
1,163	0.565%, 3/25/35, FRN	Ba1/AAA	577,812
3,873	5.00%, 8/25/35, FRN	B2/AAA	2,196,958
415	5.099%, 9/25/35, VRN	B2/AA+	256,707
395	5.26%, 6/25/35, VRN	B1/BB	263,115
3,086	5.264%, 9/25/35, VRN	Caa1/CCC	619,786
3,858	5.264%, 9/25/35, VRN	B3/BB-	2,191,806
3,526	5.352%, 10/25/35, VRN	B2/AAA	2,326,321
5,500	5.742%, 6/25/36, VRN	B3/AAA	3,110,336
15,088	JPMorgan Alternative Loan Trust, 0.785%, 6/27/37, CMO, FRN (a)(c)	NR/AAA	10,802,937
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
27,084	0.663%, 7/15/19, FRN (a)(c)	Aaa/NR	19,532,348
600	5.336%, 5/15/47	Aaa/AAA	489,531
1,395	5.798%, 6/15/49, VRN	Aaa/AAA	1,121,050
2,000	6.465%, 11/15/35	NR/AAA	2,037,504
	JPMorgan Mortgage Trust, CMO,
2,086	4.069%, 9/25/34, FRN	NR/AAA	1,939,546
3,583	4.727%, 7/25/35, FRN	Aaa/AAA	3,160,244
455	4.878%, 4/25/35, VRN	Aa1/AAA	422,704
656	5.397%, 11/25/35, VRN	Ba1/AAA	578,502
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
478	0.525%, 5/25/37	Caa2/CCC	222,442
100	3.288%, 11/21/34	Aa2/AAA	94,671
	MASTR Reperforming Loan Trust, CMO (a)(c),
3,077	7.00%, 5/25/35	Ba3/AAA	2,822,490
4,535	7.50%, 7/25/35	Ba3/AAA	4,954,661
2,804	8.00%, 7/25/35	Ba3/AAA	3,093,122
314	Mellon Residential Funding Corp., 0.775%, 10/20/29, CMO, FRN	NR/AAA	295,491

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

$1,400	Merrill Lynch Alternative Note Asset, 0.585%, 3/25/37, CMO, FRN	Caa3/CCC	$567,344
600	Merrill Lynch Countrywide Commercial Mortgage Trust, 5.378%, 8/12/48, CMO	Aaa/AAA	415,620
	MLCC Mortgage Investors, Inc., CMO, FRN,
374	1.67%, 7/25/29	Aaa/AAA	220,336
1,988	4.25%, 10/25/35	A1/AAA	1,681,181
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	30,432,817
1,100	5.692%, 4/15/49, VRN	Aaa/AAA	832,303
28,450	5.731%, 7/12/44, VRN	NR/AAA	26,745,922
367	Morgan Stanley Dean Witter Capital I, 3.342%, 3/25/33, CMO, FRN	Aaa/AAA	324,265
	Nomura Asset Acceptance Corp., CMO,
3,619	5.523%, 2/25/36, VRN	Caa2/CCC	2,016,937
1,315	7.50%, 3/25/34 (a)(c)	Aa3/AAA	1,112,777
386	Opteum Mortgage Acceptance Corp., 0.545%, 7/25/35, CMO, FRN	Aa2/AAA	279,578
421	Residential Accredit Loans, Inc., 6.548%, 2/25/36, CMO, VRN	Caa3/CCC	215,534
36	Residential Asset Securitization Trust, 0.785%, 3/25/33, CMO, FRN	NR/AAA	31,764
2,951	Residential Funding Mortgage Securities I, 5.613%, 3/25/35, CMO, VRN	A1/AAA	2,496,946
600	Sovereign Commercial Mortgage Securities Trust, 5.779%, 7/22/30, CMO, VRN (a)(c)	Aaa/NR	599,407
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,376	1.08%, 6/25/34, FRN	A1/AAA	867,891
1,456	1.685%, 5/25/35, FRN	B3/CCC	652,638
204	4.044%, 10/25/34, VRN	A2/AAA	160,584
7,900	5.246%, 5/25/36, FRN	NR/AAA	3,458,404
7,900	5.411%, 9/25/36, VRN	NR/AAA	4,514,282
44	5.45%, 1/25/36, VRN	NR/CCC	29,336
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
15,222	0.465%, 6/25/36	B3/AAA	7,377,660
1,579	0.475%, 7/25/46	B3/AAA	771,464
10,657	0.505%, 5/25/36	B3/AAA	5,024,083
521	0.545%, 5/25/46	Caa3/B+	114,895
786	0.639%, 3/19/34	Aa1/AAA	353,613
421	0.639%, 3/19/34	Aaa/AAA	271,984
1,548	0.659%, 12/19/33	Aa3/AAA	1,172,661
	Structured Asset Securities Corp., CMO, FRN,
301	4.035%, 2/25/34	Aa3/AAA	263,492
6	4.124%, 5/25/32	A1/AAA	5,529
476	Wachovia Mortgage Loan Trust LLC, 5.453%, 10/20/35, CMO, FRN	NR/AAA	344,033
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
31	0.555%, 12/25/45	A1/AAA	16,625
994	0.605%, 1/25/45	Aaa/AAA	506,933
872	0.683%, 11/25/34	Aa2/AAA	504,745
600	0.695%, 11/25/45	Baa3/AAA	151,474
4,708	0.703%, 10/25/44	Aa2/AAA	2,877,560
2,237	0.825%, 12/25/27	Aaa/AAA	1,659,131
290	0.925%, 12/25/27	Aaa/AAA	222,540
611	1.96%, 6/25/47	Ca/AAA	172,340
822	2.71%, 11/25/46	A1/AAA	548,089
2,056	4.114%, 8/25/33	Aaa/AAA	1,912,333
22,700	4.526%, 9/25/33	A1/AAA	19,414,899

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Wells Fargo Mortgage Backed Securities Trust, CMO,
$1,052	0.785%, 7/25/37, FRN	B2/NR	$637,757
8,074	4.046%, 7/25/35, FRN	Baa3/AAA	7,577,436
773	4.545%, 1/25/35, FRN	Aa1/NR	715,792
2,611	4.545%, 1/25/35, FRN	A3/NR	2,382,593
26,378	4.615%, 6/25/35, FRN	Aa1/AAA	24,095,666
750	4.667%, 8/25/34, FRN	Aaa/AAA	536,032
4,860	4.95%, 3/25/36, VRN	NR/AAA	3,869,222
388	5.00%, 6/25/18	Aaa/AAA	387,185

	Total Mortgage-Backed Securities (cost—$411,505,867)		348,909,159

U.S. TREASURY BONDS & NOTES—13.4%
	U.S. Treasury Bonds & Notes,
1,084	0.875%, 4/30/11 (j)		1,082,345
320,000	2.625%, 6/30/14 (l)		322,074,560
9,711	U.S. Treasury Inflation Indexed Bonds & Notes, 2.00%, 1/15/16 (d)(i)		9,874,690

	Total U.S. Treasury Bonds & Notes (cost—$332,633,811)		333,031,595

MUNICIPAL BONDS—3.8%
California—1.9%
1,400	Educational Facs. Auth. Rev., Univ. of Southern California, 4.75%, 10/1/37, Ser. A	Aa1/AA+	1,321,124
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	Baa2/A-	4,331,200
3,500	5.00%, 6/1/38	Baa2/A-	2,928,520
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A-2	Aa3/AA-	5,010,300
	State, GO,
2,000	5.00%, 2/1/23 (NPFGC)	Baa1/A	2,012,060
5,400	5.00%, 6/1/37	Baa1/A	4,931,226
3,600	5.65%, 4/1/39, VRN	Baa1/A	3,641,076
17,700	6.00%, 4/1/38	Baa1/A	18,301,092
600	7.50%, 4/1/34	Baa1/A	619,836
3,300	7.55%, 4/1/39	Baa1/A	3,415,434
985	Tobacco Securitization Auth. Rev., 5.40%, 6/1/27, Ser. A-2	Baa3/BBB	743,852

			47,255,720

Florida—0.0%
1,000	State Board of Education, GO, 4.75%, 6/1/37, Ser. B (NPFGC)	Aa1/AAA	941,130

Illinois—0.3%
700	Regional Transportation Auth. Rev., 5.00%, 7/1/25, Ser. A (NPFGC)	Aa3/AA+	726,019
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	Aa3/AA-	2,273,590
7,505	Will Cnty. Community High School Dist. No. 210, GO, zero coupon, 1/1/21 (FSA)	Aa3/NR	4,151,166

			7,150,775

Iowa—0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	2,608,966

New Jersey—0.5%
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	11,504,607

New York—0.1%
2,500	Port Auth. of New York & New Jersey Rev., 5.859%, 12/1/24	Aa3/AA-	2,584,025

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Ohio—0.5%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
$5,800	5.875%, 6/1/30	Baa3/BBB	$4,045,384
9,300	5.875%, 6/1/47	Baa3/BBB	5,339,502
5,320	6.00%, 6/1/42	Baa3/BBB	3,164,602

			12,549,488

Texas—0.4%
2,380	Keller Independent School Dist., GO, 4.75%, 8/15/30 (PSF-GTD)	Aaa/AAA	2,400,516
8,100	State Transit Rev., GO, 4.75%, 4/1/37	Aa1/AA	7,647,291

			10,047,807

	Total Municipal Bonds (cost—$110,657,037)		94,642,518

ASSET-BACKED SECURITIES—3.2%
856	Aames Mortgage Investment Trust, 0.685%, 10/25/35, FRN	NR/AAA	704,251
385	Access Group, Inc., 1.804%, 10/27/25, FRN	Aaa/AAA	390,477
835	Accredited Mortgage Loan Trust, 0.335%, 2/25/37, FRN	A2/AAA	775,398
70	Amortizing Residential Collateral Trust, 0.555%, 6/25/32, FRN	NR/AAA	31,955
1,269	Bayview Financial Asset Trust, 0.685%, 12/25/39, FRN (a)(c)(f)	Aaa/NR	727,856
	Bear Stearns Asset Backed Securities Trust, FRN,
1,151	0.365%, 10/25/36	B3/NR	1,034,567
4,371	0.875%, 6/25/43	Aaa/AAA	3,119,132
622	Capital Auto Receivables Asset Trust, 1.208%, 3/15/11, FRN	Aaa/AAA	622,878
72	Cendant Mortgage Corp., 5.988%, 7/25/43, VRN (a)(c)	NR/NR	66,294
	Chase Issuance Trust, FRN,
2,241	0.328%, 4/15/13	Aaa/AAA	2,211,916
200	2.129%, 9/15/15	Aaa/AAA	201,816
15,200	Citibank Omni Master Trust, 1.386%, 12/23/13, FRN (a)(c)	Aaa/AAA	15,181,965
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	713,696
	Countrywide Asset-Backed Certificates, FRN,
8,276	0.375%, 1/25/46	Aa2/AAA	7,571,369
1,122	0.385%, 9/25/47	Baa2/AAA	1,002,136
492	0.755%, 11/25/33 (a)(c)	Aaa/AAA	388,275
1,176	0.765%, 12/25/31	Aaa/AAA	513,396
74	Credit Suisse First Boston Mortgage Securities Corp., 0.535%, 1/25/43, FRN (a)(c)	Aaa/AAA	72,637
1,013	Credit-Based Asset Servicing & Securitization LLC, 1.185%, 11/25/33, FRN	Aaa/AAA	703,949
100	Delta Funding Home Equity Loan Trust, 0.928%, 8/15/30, FRN	NR/AAA	46,323
1,932	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,715,283
48	EMC Mortgage Loan Trust, 0.655%, 5/25/40, FRN (a)(c)	Aaa/AAA	33,799
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
72	0.665%, 10/25/34	Aaa/NR	68,375
5,730	0.685%, 4/25/35	Aa1/AA+	4,163,870
8	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	7,497
	Ford Credit Auto Owner Trust, FRN,
5,461	1.188%, 1/15/11	Aaa/AAA	5,465,326
363	1.488%, 12/15/10	Aaa/AAA	363,061
44	Fremont Home Loan Owner Trust, 1.075%, 12/25/29, FRN	A2/BBB	28,190
1,540	Fremont Home Loan Trust, 0.345%, 1/25/37, FRN	Ba3/AAA	990,406
	Green Tree Financial Corp.,
4,771	6.18%, 4/1/30	Ba3/NR	3,876,891

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

$3,758	6.81%, 12/1/28, VRN	Ba1/BBB	$3,353,071
1,162	6.87%, 4/1/30, VRN	Ba3/NR	972,337
1,000	7.06%, 2/1/31, VRN	NR/B-	651,866
658	7.40%, 6/15/27	A2/AA	598,214
360	7.55%, 1/15/29, VRN	NR/A+	323,559
199	HSI Asset Securitization Corp. Trust, 0.335%, 12/25/36, FRN	Caa2/AAA	119,251
	Lehman XS Trust, FRN,
1,539	0.365%, 11/25/46	A3/AAA	1,310,244
3,635	0.435%, 4/25/37	B3/CCC	2,821,883
504	0.515%, 8/25/46	Caa3/AAA	106,215
702	0.525%, 11/25/46	Ca/AAA	194,934
1,380	Long Beach Mortgage Loan Trust, 1.71%, 3/25/32, FRN	Baa2/NR	631,355
500	Madison Avenue Manufactured Housing Contract, 1.735%, 3/25/32, FRN	Baa1/A+	400,021
1,779	Mesa Trust Asset Backed Certificates, 0.685%, 12/25/31, FRN (a)(c)	Aaa/A	1,543,438
1,469	Mid-State Trust, 6.005%, 8/15/37	Aa2/AAA	1,211,982
	Morgan Stanley Mortgage Loan Trust, FRN,
400	0.515%, 2/25/37	Caa1/CCC	112,153
700	0.645%, 4/25/37	Caa3/CCC	248,889
200	RAAC Series, 0.685%, 6/25/47, FRN	Ca/AAA	74,655
	Residential Asset Mortgage Products, Inc.,
3,872	5.634%, 1/25/34	Aa3/AAA	2,229,650
2,000	5.90%, 7/25/34	B3/BBB	472,143
	Residential Asset Securities Corp.,
3,000	0.715%, 3/25/35, FRN	A1/A	1,786,351
382	7.14%, 4/25/32, VRN	Ca/B	22,886
1,351	SACO I, Inc., 0.665%, 11/25/35, FRN	Baa3/AA	553,496
15	Saxon Asset Securities Trust, 0.805%, 8/25/32, FRN	Aaa/AAA	13,302
	South Carolina Student Loan Corp., FRN,
619	1.168%, 9/2/14	Aaa/AAA	619,293
2,800	1.218%, 3/1/18	Aaa/AAA	2,774,658
3,600	1.418%, 3/2/20	Aaa/AAA	3,506,720
600	1.668%, 9/3/24	Aaa/AAA	578,188
130	Vanderbilt Acquisition Loan Trust, 5.70%, 9/7/23, VRN	Aaa/AAA	129,787

	Total Asset-Backed Securities (cost—$95,568,178)		80,153,525

Shares
CONVERTIBLE PREFERRED STOCK—0.5%
Banking—0.4%
11,800	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	9,911,528

Insurance—0.1%
228,667	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,829,336

	Total Convertible Preferred Stock (cost—$27,918,940)		11,740,864

COMMON STOCK—0.0%
Financial Services—0.0%
2,404	Citigroup, Inc. (cost—$11,530)		7,622

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

SHORT-TERM INVESTMENTS—5.1%
Corporate Notes—1.9%
Financial Services—1.9%
$43,900	Citigroup Funding, Inc., 2.036%, 5/7/10, FRN	A3/A	$43,405,993
3,000	Merrill Lynch & Co., Inc., 3.188%, 5/12/10, FRN	A2/A	3,009,423

	Total Corporate Notes (cost—$44,795,941)		46,415,416

U.S. Treasury Bills (j)—0.3%
7,110	0.13%-0.18%, 9/3/09-10/8/09 (cost—$7,108,800)		7,108,800

Repurchase Agreements—2.9%
59,000	Deutsche Bank, dated 7/31/09, 0.20%, due 8/3/09, proceeds $59,000,983; collateralized by U.S. Treasury Bonds, 8.125%, due 8/15/21, valued at $62,052,406 including accrued interest		59,000,000
8,300	JPMorgan Securities, Inc., dated 7/31/09, 0.21%, due 8/3/09, proceeds $8,300,145; collateralized by U.S. Treasury Notes, 5.125%, due 5/15/16, valued at $8,507,493 including accrued interest		8,300,000
4,805	State Street Bank & Trust Co., dated 7/31/09, 0.01%, due 8/3/09, proceeds $4,805,004; collateralized by U.S. Treasury Bills, 0.09%, due 9/10/09, valued at $4,904,510 including accrued interest		4,805,000

	Total Repurchase Agreements (cost—$72,105,000)		72,105,000

	Total Short-Term Investments (cost—$124,009,741)		125,629,216

Notional
Amount
OPTIONS PURCHASED (k)—0.1%
	Call Options—0.0%
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10		150,217

	Put Options—0.1%
	Fannie Mae (OTC),
12,000,000	strike price $84.16, expires 9/8/09		—
28,000,000	strike price $86.06, expires 9/8/09		—
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10		1,976,178

			1,976,178

	Total Options Purchased (cost—$1,529,725)		2,126,395

	Total Investments before options written and securities sold short (cost—$7,713,995,553)—309.7%		7,687,047,554

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series M Schedule of Investments
July 31, 2009 (unaudited)

Contracts/
Notional		Credit Rating
Amount		(Moody’s/S&P)	Value *

OPTIONS WRITTEN (k)—(0.1)%
	Call Options—(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
80,000,000	strike rate 2.95%, expires 8/21/09		$(148,408)

	Put Options—(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
691,300,000	strike rate 1.75%, expires 8/21/09		(576,129)
1,319,700,000	strike rate 2.95%, expires 12/15/09		(2,412,676)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
80,000,000	strike rate 3.42%, expires 11/23/09		(971,480)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
82,000,000	strike rate 4.25%, expires 8/21/09		(34,539)
	Financial Futures Euro—90 day (CME),
180	strike price $98.63, expires 9/14/09		(3,295)

			(3,998,119)

	Total Options Written (premiums received—$8,168,104)		(4,146,527)

SECURITIES SOLD SHORT—(89.6)%

Principal
Amount
(000)
U.S. Government Agency Securities—(89.6)%
	Fannie Mae (d)—(38.8)%
$40,700	4.50%, MBS, TBA	Aaa/AAA	$(41,806,552)
779,200	5.00%, MBS, TBA	Aaa/AAA	(798,071,445)
1,000	5.50%, MBS, TBA	Aaa/AAA	(1,047,656)
113,600	6.50%, MBS, TBA	Aaa/AAA	(121,498,835)

			(962,424,488)

	Freddie Mac (d)—(1.7)%
39,925	6.00%, MBS, TBA	Aaa/AAA	(41,840,162)

	Ginnie Mae (d)—(49.1)%
1,161,300	6.00%, MBS, TBA	Aaa/AAA	(1,217,917,987)

	Total Securities Sold Short (proceeds received—$2,207,492,875)		(2,222,182,637)

	Total Investments net of options written and securities sold short (cost—$5,498,334,574)	220.0%	5,460,718,390
	Other liabilities in excess of other assets	(120.0)	(2,978,667,064)

	Net Assets	100.0%	$2,482,051,326

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $130,103,262, representing 5.24% net assets.

(b)	Illiquid security.

(c)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security.

(e)	In default.

(f)	Fair Valued—Securities with an aggregate value of $31,626,983, representing 1.27% of net assets.

(g)	Principal amount less than $500.

(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(j)	All or partial amount segregated as collateral for futures contracts, swaps, when-issued and/or delayed-delivery securities.

(k)	Non-income producing.

(l)	All or partial amount segregated as collateral for reverse repurchase agreements.
Glossary:

£—British Pound
€—Euro
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
OTC—Over the Counter
PSF—Public School Fund
TBA—To Be Announced
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

Other Investments:
(A) Futures contracts outstanding at July 31, 2009:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation

Long: Financial Futures Euro—90 day	821	$200,078	3/14/11	$(708,113)

(B) Transactions in options written for the nine months ended July 31, 2009:

		Notional
	Contracts	Amount	Premiums
Options outstanding, October 31, 2008	6,006	57,000,000	$3,878,566
Options written	3,389	4,987,400,000	15,631,013
Options terminated in closing transactions	(4,276)	(2,594,700,000)	(8,119,864)
Options assigned	(3,399)	(18,000,000)	(2,197,445)
Options expired	(1,540)	(178,700,000)	(1,024,166)

Options outstanding, July 31, 2009	180	2,253,000,000	$8,168,104

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at July 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	Depreciation

Bank of America:
Macy’s	$5,000	2.64%	9/20/15	(7.06)%	$(1,162,760)	—	$(1,162,760)
Barclays Bank:
Hasbro	4,000	0.36%	9/20/17	(0.81)%	(133,167)	—	(133,167)
Citigroup:
Valero Energy	4,600	2.36%	12/20/13	(3.40)%	(206,875)	—	(206,875)
Deutsche Bank:
Altria Group	4,500	0.85%	3/20/19	(1.46)%	(225,564)	—	(225,564)
Morgan Stanley:
Altria Group	1,500	0.84%	12/20/18	(1.55)%	(85,950)	—	(85,950)

					$(1,814,316)	—	$(1,814,316)

Sell Protection swap agreements outstanding at July 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Received	(Depreciation)

Barclays Bank:
SLM	$15,000	11.66%	12/20/13	5.00%	$(2,674,698)	$(2,025,000)	$(649,698)
BNP Paribas:
General Electric	10,000	2.65%	12/20/13	3.80%	490,154	—	490,154
General Electric	75,000	2.65%	12/20/13	4.50%	5,772,707	—	5,772,707
Deutsche Bank:
SLM	10,000	11.66%	12/20/13	5.00%	(1,783,132)	(1,350,000)	(433,132)
Goldman Sachs:
Berkshire Hathaway	2,200	1.73%	9/20/13	0.97%	(61,003)	—	(61,003)
Berkshire Hathaway	14,600	1.73%	9/20/13	0.98%	(399,129)	—	(399,129)
California State Municipal Bond	25,000	2.80%	12/20/18	1.60%	(1,802,576)	—	(1,802,576)
California State Municipal Bond	11,000	2.80%	12/20/18	1.75%	(689,390)	—	(689,390)
JPMorgan Chase	15,500	0.66%	3/20/10	8.25%	903,496	—	903,496
JPMorgan Chase	8,700	0.66%	3/20/10	8.50%	523,598	—	523,598
SLM	5,600	12.18%	3/20/13	2.95%	(1,236,977)	—	(1,236,977)
SLM	10,000	12.18%	3/20/13	3.00%	(2,196,146)	—	(2,196,146)

					$(3,153,096)	$(3,375,000)	$221,904

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at July 31, 2009:

				Rate Type			Upfront	Unrealized
	Notional Amount		Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)		Date	by Portfolio	by Portfolio	Value	Paid(Received)	(Depreciation)

Barclays Bank		$500,000	12/16/11	3-Month USD-LIBOR	3.00%	$10,468,025	$10,475,000	$(6,975)
Barclays Bank	BRL	150,000	1/2/12	BRL-CDI-Compounded	11.65%	1,240,517	(124,590)	1,365,107
BNP Paribas		$16,200	6/24/16	3-Month USD-LIBOR	3.50%	221,540	—	221,540
Citigroup		275,700	12/16/14	3-Month USD-LIBOR	4.00%	10,493,302	7,388,760	3,104,542
Citigroup	MXN	121,700	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	292,683	174,356	118,327
Deutsche Bank		$12,400	6/17/16	3-Month USD-LIBOR	4.00%	574,019	1,027,960	(453,941)
HSBC Bank	BRL	150,000	1/2/12	BRL-CDI-Compounded	11.65%	1,240,517	(140,499)	1,381,016
HSBC Bank		£7,000	3/18/14	6-Month GBP-LIBOR	5.00%	852,164	373,375	478,789
HSBC Bank	MXN	250,000	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	600,178	392,903	207,275
JPMorgan Chase		$50,000	6/24/16	3-Month USD-LIBOR	3.50%	683,765	—	683,765
Merrill Lynch & Co.	MXN	241,600	2/7/19	28-Day Mexico Inter-Bank TIIE Banxico	8.30%	164,813	—	164,813
Morgan Stanley		€1,500	3/18/14	6-Month EUR-LIBOR	4.00%	138,374	43,974	94,400
Morgan Stanley		$6,900	12/16/14	3-Month USD-LIBOR	4.00%	262,618	156,285	106,333
Morgan Stanley		8,700	12/16/16	3-Month USD-LIBOR	4.00%	226,668	130,515	96,153
Morgan Stanley		2,100	12/17/18	3-Month USD-LIBOR	5.00%	239,388	183,801	55,587
Royal Bank of Scotland		3,000	12/16/14	3-Month USD-LIBOR	4.00%	114,182	80,700	33,482
Royal Bank of Scotland		50,200	6/24/16	3-Month USD-LIBOR	3.50%	686,500	—	686,500

						$28,499,253	$20,162,540	$8,336,713

BRL—Brazilian Real
CDI—Inter-Bank Deposit Certificate
EUR/€—Euro
GBP/£—British Pound
LIBOR—London Inter-Bank Offered Rate
MXN—Mexican Peso
TIIE–Inter-Bank Equilibrium Interest Rate
(E) Forward foreign currency contracts outstanding at July 31, 2009:

				Unrealized
		U.S. $ Value on	U.S. $ Value on	Appreciation
	Counterparty	Origination Date	July 31, 2009	(Depreciation)

Purchased:
7,523,934 Australian Dollar settling 8/28/09	JPMorgan Chase & Co.	$6,172,636	$6,244,580	$71,944
1,828,590 British Pound settling 8/6/09	JPMorgan Chase & Co.	3,055,000	3,031,512	(23,488)
1,018,222,000 Japanese Yen settling 8/4/09	JPMorgan Chase & Co.	10,625,295	10,696,171	70,876
950,698 Mexican Peso settling 11/27/09	Citigroup	68,165	70,798	2,633
17,437,066 Mexican Peso settling 11/27/09	Deutsche Bank	1,267,565	1,298,526	30,961
9,051,206 Mexican Peso settling 11/27/09	HSBC Bank USA	666,704	674,037	7,333
1,502,171 Mexican Peso settling 11/27/09	JPMorgan Chase	109,959	111,865	1,906
Sold:
7,588,000 Australian Dollar settling 8/25/09	JPMorgan Chase & Co.	6,139,724	6,299,123	(159,399)
4,039,000 British Pound settling 8/6/09	Morgan Stanley	6,672,428	6,696,021	(23,593)
855,000 Euro settling 9/4/09	Goldman Sachs & Co.	1,215,825	1,212,245	3,580
79,086,269 Japanese Yen settling 9/2/09	JPMorgan Chase & Co.	836,000	830,995	5,005
1,018,222,000 Japanese Yen settling 9/9/09	JPMorgan Chase & Co.	10,628,622	10,699,647	(71,025)
1,018,222,000 Japanese Yen settling 8/4/09	Morgan Stanley	10,573,437	10,696,171	(122,734)
27,698,350 Mexican Peso settling 11/27/09	Deutsche Bank	1,936,609	2,062,677	(126,068)

				$(332,069)

The Portfolio received $10,630,000 par value in U.S. Treasury Bills and $16,770,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.
(F) The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2009 was $4,842,008,418 at a weighted average interest rate of 1.05%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at July 31, 2009 was $3,718,513,195. Open reverse repurchase agreements at July 31, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays	0.29%	7/20/09	8/20/09	$636,461,519	$636,400,000
Credit Suisse First Boston	0.30%	7/13/09	8/13/09	1,200,190,000	1,200,000,000
Greenwich Capital Markets	0.30%	7/27/09	8/13/09	268,011,167	268,000,000
Goldman Sachs & Co.	0.33%	7/13/09	8/13/09	46,008,012	46,000,000
JP Morgan Cie S.A.	0.30%	7/20/09	8/20/09	828,582,850	828,500,000
JP Morgan Cie S.A.	(1.01)%	7/31/09	8/3/09	60,298,158	60,300,000

					$3,039,200,000

The Portfolio received $224,000 in U.S. Treasury Bills and $7,056,000 in cash as collateral for reverse repurchase agreements.

Fair Value Measurements–The Portfolio has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Portfolio to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized option adjusted spread pricing as fair value technique on Level 3 investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at July 31, 2009, in valuing the Portfolio’s assets and liabilities is listed below by investment types.

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09

Investments in Securities — Assets:
U.S. Government Agency Securities	—	$6,061,524,184	$5,545,310	$6,067,069,494
Corporate Bonds & Notes	—	623,737,166	—	623,737,166
Mortgaged-Backed Securities	—	323,555,342	25,353,817	348,909,159
U.S. Treasury Bonds and Notes	—	333,031,595	—	333,031,595
Municipal Bonds	—	91,001,442	—	91,001,442
Asset-Backed Securities	—	79,425,669	727,856	80,153,525
Convertible Preferred Stock	$11,740,864	—	—	11,740,864
Variable Rate Note	—	3,641,076	—	3,641,076
Common Stock	7,622	—	—	7,622
Short-Term Investments	—	125,629,216	—	125,629,216
Purchased Options	—	2,126,395	—	2,126,395

Total Investments in Securities — Assets	$11,748,486	$7,643,672,085	$31,626,983	$7,687,047,554

Investments in Securities — Liabilities:
Options Written, at value	—	$(4,146,527)	—	$(4,146,527)
Securities Sold Short, at value	—	(2,222,182,637)	—	(2,222,182,637)
Other Financial Instruments*	$(708,113)	6,412,232	—	5,704,119

Total Investments in Securities — Liabilities	$(708,113)	$(2,219,916,932)	—	$(2,220,625,045)

Total Investments in Securities	$11,040,373	$5,423,755,153	$31,626,983	$5,466,422,509

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2009, were as follows:

	Beginning	Net			Total Change	Transfers in	Ending
	Balance	Purchases(Sales)	Accrued	Total Realized	in Unrealized	and/or out	Balance
	10/31/08	and Settlements	Discounts	Gain	Gain(Loss)	of Level 3	7/31/09

Investments in Securities — Assets:
U.S. Government Agency Securities	—	$5,160,219	$13,153	—	$371,938	—	$5,545,310
Mortgaged-Backed Securities	$966,966	25,205,608	25,563	$889	41,581	$(886,790)	25,353,817
Asset-Backed Securities	—	(152,864)	—	—	(45,288)	926,008	727,856

Total Investments in Securities — Assets	$966,966	$30,212,963	$38,716	$889	$368,231	$39,218	$31,626,983

Investments in Securities — Liabilities:
Other Financial Instruments*	$279,433	$(279,433)	—	—	—	—	—

Total Investments in Securities	$1,246,399	$29,933,530	$38,716	$889	$368,231	$39,218	$31,626,983

The net change in unrealized appreciation/depreciation of investments which the Portfolio held at July 31, 2009, was $406,699.

*	Other Financial Instruments are derivative instruments not reflected in the Statement of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the investment.
Disclosures about Derivative Instruments and Hedging Activities-FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in the Other Investments serve as indicators of the volume of derivative activity for the Portfolio.
The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure at July 31, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument, except for written options which are valued at the market value.

Derivatives Fair Value

Interest rate contracts	$3,482,073
Foreign exchange contracts	(332,069)
Credit contracts	(1,592,412)
Equity contracts	—
Other contracts	—

Total	$1,557,592

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series R Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

U.S. TREASURY BONDS & NOTES—99.0%
$622	U.S. Treasury Bonds & Notes, 0.875%, 4/30/11 (h)		$621,050
	U.S. Treasury Inflation Indexed Bonds & Notes (g),
5,454	1.375%, 7/15/18		5,309,097
11,328	1.625%, 1/15/15 (d)		11,299,235
408	1.625%, 1/15/18		406,243
16,458	1.75%, 1/15/28 (d)		15,305,700
15,391	1.875%, 7/15/13 (d)		15,703,826
15,524	1.875%, 7/15/15 (d)		15,722,852
15,623	1.875%, 7/15/19		15,886,886
9,145	2.00%, 1/15/14 (d)		9,333,694
26,803	2.00%, 7/15/14 (d)		27,388,719
3,663	2.00%, 1/15/16		3,724,907
24,277	2.00%, 1/15/26 (d)		23,533,565
6,275	2.125%, 1/15/19		6,506,053
14,017	2.375%, 1/15/17 (d)		14,643,751
21,359	2.375%, 1/15/25 (d)		21,772,696
6,680	2.375%, 1/15/27		6,824,308
5,380	2.50%, 1/15/29		5,618,558
14,982	2.625%, 7/15/17 (d)		16,003,092
1,204	3.375%, 1/15/12		1,277,656
10,195	3.625%, 4/15/28 (d)		12,243,785
1,236	3.875%, 4/15/29 (h)		1,545,038

	Total U.S. Treasury Bonds & Notes (cost—$227,512,361)		230,670,711

U.S. GOVERNMENT AGENCY SECURITIES—49.7%
	Fannie Mae—45.2%
23	2.539%, 10/1/44, FRN, MBS	Aaa/AAA	22,623
1,414	5.50%, 5/1/37, MBS	Aaa/AAA	1,467,057
3,298	5.50%, 6/1/37, MBS	Aaa/AAA	3,423,091
581	5.50%, 11/1/37, MBS	Aaa/AAA	602,857
23,735	5.50%, 12/1/37, MBS	Aaa/AAA	24,632,823
11,966	5.50%, 1/1/38, MBS	Aaa/AAA	12,419,073
15,156	5.50%, 2/1/38, MBS	Aaa/AAA	15,729,447
9,374	5.50%, 3/1/38, MBS	Aaa/AAA	9,726,718
28	5.50%, 5/1/38, MBS	Aaa/AAA	28,633
2,274	5.50%, 6/1/38, MBS	Aaa/AAA	2,359,855
228	5.50%, 8/1/38, MBS	Aaa/AAA	236,731
16,963	5.50%, 9/1/38, MBS	Aaa/AAA	17,604,208
154	5.50%, 11/1/38, MBS	Aaa/AAA	159,876
175	5.50%, 12/1/38, MBS	Aaa/AAA	181,732
16,076	5.50%, 4/1/39, MBS	Aaa/AAA	16,683,427

			105,278,151

	Freddie Mac—1.8%
695	0.343%, 2/1/11, FRN (h)	Aaa/AAA	693,866
717	0.518%, 2/15/19, CMO, FRN	Aaa/AAA	701,691
1,386	0.703%, 3/9/11, FRN (h)	Aaa/AAA	1,391,846
286	6.50%, 2/1/38, MBS	Aaa/AAA	305,119
537	6.656%, 9/1/36, FRN, MBS	Aaa/AAA	566,988
526	6.705%, 7/1/36, FRN, MBS	Aaa/AAA	557,289

			4,216,799

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series R Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Ginnie Mae—2.7%
$3	6.00%, 8/15/31, MBS	Aaa/AAA	$3,075
5	6.00%, 2/15/32, MBS	Aaa/AAA	5,801
10	6.00%, 8/15/37, MBS	Aaa/AAA	10,935
821	6.00%, 8/15/38, MBS	Aaa/AAA	862,791
1,092	6.00%, 8/15/38, MBS (h)	Aaa/AAA	1,147,670
3,473	6.00%, 10/15/38, MBS	Aaa/AAA	3,652,697
355	6.00%, 11/15/38, MBS	Aaa/AAA	373,517
200	6.00%, MBS, TBA (d)	Aaa/AAA	209,969

			6,266,455

	Total U.S. Government Agency Securities (cost—$114,563,764)		115,761,405

CORPORATE BONDS & NOTES—13.9%
Banking—4.3%
400	American Express Bank FSB, 5.50%, 4/16/13	A2/BBB+	406,326
200	American Express Centurion Bank, 6.00%, 9/13/17	A2/BBB+	195,589
3,500	Bank of America Corp., 5.65%, 5/1/18	A2/A	3,348,506
	Barclays Bank PLC (a)(c),
100	7.434%, 12/15/17 (f)	Baa2/BBB+	76,108
720	10.179%, 6/12/21	Baa1/A+	847,100
3,600	Credit Suisse, 5.00%, 5/15/13	Aa1/A+	3,777,862
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(c)	Aa1/AA	739,411
€100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17 (f)	B3/CCC+	57,419
$300	Wachovia Bank N.A., 0.726%, 12/2/10, FRN	Aa2/AA	297,464
400	Wells Fargo Capital XIII, 7.70%, 3/26/13 (f)	Ba3/A-	348,264

			10,094,049

Chemicals—0.4%
1,000	RPM International, Inc., 6.50%, 2/15/18	NR/BBB-	896,839

Financial Services—2.2%
580	American Express Co., 7.00%, 3/19/18	A3/BBB+	597,057
100	C10 Capital SPV Ltd., 6.722%, 12/31/16 (a)(c)(f)	NR/CCC	56,576
2,300	Citigroup, Inc., 6.125%, 5/15/18	A3/A	2,112,143
700	GMAC, Inc., 6.875%, 9/15/11	Ca/CCC	637,704
500	Goldman Sachs Group, Inc., 6.15%, 4/1/18	A1/A	535,906
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (e)	NR/NR	17,750
350	Longpoint Re Ltd., 5.874%, 11/8/11, FRN (a)(b)(c)	NR/BB+	339,465
400	Merna Reinsurance Ltd., 1.248%, 6/30/12, FRN (a)(b)(c)	Aa2/NR	375,320
500	Morgan Stanley, 0.96%, 10/18/16, FRN	A2/A	433,356

			5,105,277

Food & Beverage—0.6%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(c)	Baa2/BBB	1,441,908

Insurance—4.0%
2,445	American International Group, Inc., 8.175%, 5/15/68 (converts to FRN on 5/15/38)	Ba2/BBB	641,812
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	Baa2/BBB-	3,596,598
	Metropolitan Life Global Funding I (a)(c),
4,200	2.55%, 6/10/11, FRN	Aa2/AA-	4,195,355
300	5.125%, 4/10/13	Aa2/AA-	306,326
300	New York Life Global Funding, 4.65%, 5/9/13 (a)(c)	Aaa/AAA	308,346
200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(c)	A1/AA-	200,412

			9,248,849

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series R Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

Oil & Gas—0.1%
$200	Gaz Capital S.A., 8.146%, 4/11/18 (a)(c)	Baa1/BBB	$192,500

Retail—2.0%
4,000	Newell Rubbermaid, Inc., 10.60%, 4/15/19	Baa3/BBB-	4,734,828

Software—0.3%
600	Oracle Corp., 5.75%, 4/15/18	A2/A	662,285

	Total Corporate Bonds & Notes (cost—$31,418,272)		32,376,535

SOVEREIGN DEBT OBLIGATIONS—3.2%
Japan—3.2%
	Japanese Government CPI Linked Bond (g),
¥412,870	0.80%, 12/10/15	Aa2/AA	3,964,454
¥60,600	1.20%, 6/10/17	Aa2/AA	582,758
¥317,931	1.20%, 12/10/17 (d)	Aa2/NR	3,045,077

	Total Sovereign Debt Obligations (cost—$6,765,887)		7,592,289

MORTGAGE-BACKED SECURITIES—2.6%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
$65	2.235%, 3/25/35	Aaa/AAA	56,243
59	2.53%, 8/25/35	Aaa/AAA	51,347
182	2.96%, 3/25/35	Aa1/AAA	157,267
106	4.55%, 8/25/35	Aa1/AAA	93,474
	Citigroup Mortgage Loan Trust, Inc., CMO,
66	4.05%, 8/25/35, FRN	A3/AAA	58,611
120	4.248%, 8/25/35, FRN	A3/AAA	100,045
2,260	5.991%, 9/25/37, VRN	NR/AAA	1,254,056
2,976	Countrywide Alternative Loan Trust, 0.484%, 12/20/46, CMO, FRN	Caa1/A	1,405,332
47	Countrywide Home Loan Mortgage Pass Through Trust, 0.625%, 6/25/35, CMO, FRN (a)(c)	Aa3/AAA	31,814
228	GSR Mortgage Loan Trust, 4.409%, 9/25/35, CMO, FRN	NR/AAA	206,737
3,100	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	2,378,751
552	Residential Accredit Loans, Inc., 0.465%, 6/25/46, CMO, FRN	Caa1/CCC	247,618

	Total Mortgage-Backed Securities (cost—$7,562,889)		6,041,295

MUNICIPAL BONDS—0.3%
California—0.3%
600	State, GO, 5.00%, 11/1/37	Baa1/A	547,680

West Virginia—0.0%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	67,797

	Total Municipal Bonds (cost—$698,442)		615,477

ASSET-BACKED SECURITIES—0.2%
470	Bear Stearns Asset Backed Securities Trust, 1.285%, 10/25/37, FRN	B1/BBB	257,695
358	Massachusetts Educational Financing Auth., 1.454%, 4/25/38, FRN	Aaa/AAA	351,401

	Total Asset-Backed Securities (cost—$828,502)		609,096

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series R Schedule of Investments
July 31, 2009 (unaudited)

		Credit Rating
Shares		(Moody’s/S&P)	Value	*

CONVERTIBLE PREFERRED STOCK—0.1%
Banking—0.1%
200	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$200,000)	Ba3/A-	$167,992

SHORT-TERM INVESTMENTS—6.0%

Principal
Amount
(000)
Corporate Notes—2.1%
Banking—0.5%
$1,200	Bank of America N.A., 1.538%, 5/12/10, FRN	Aa3/AA+	1,190,391

Financial Services—0.9%
600	Citigroup, Inc., 0.631%, 12/28/09, FRN	A3/A	596,586
800	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	Caa1/CCC+	788,382
600	Rockies Express Pipeline LLC, 4.25%, 8/20/09, FRN (a)(c)	Baa2/BBB	600,053

			1,985,021

Insurance—0.7%
1,600	ASIF I, 0.654%, 7/26/10, FRN	A1/A+	1,392,387
300	Residential Reinsurance Ltd., 7.918%, 6/7/10, FRN (a)(b)(c)	NR/BB	288,450

			1,680,837

	Total Corporate Notes (cost—$4,907,217)		4,856,249

U.S. Treasury Bills (h)—0.3%
682	0.13%-0.26%, 8/6/09-1/28/10 (cost—$681,856)	NR/NR	681,797

Repurchase Agreements—3.6%
2,000	Deutsche Bank, dated 7/31/09, 0.20%, due 8/3/09, proceeds $2,000,033; collateralized by U.S. Treasury Bonds, 8.125%, due 8/15/21, valued at $2,103,546 including accrued interest		2,000,000
5,000	Goldman Sachs & Co., dated 7/31/09, 0.22%, due 8/3/09, proceeds $5,000,092; collateralized by Freddie Mac, 5.50%, due 11/1/37, valued at $5,071,007 including accrued interest		5,000,000
1,365	State Street Bank & Trust Co., dated 7/31/09, 0.01%, due 8/3/09, proceeds $1,365,001; collateralized by U.S. Treasury Bills, 0.09%, due 9/10/09, valued at $1,394,861 including accrued interest		1,365,000

	Total Repurchase Agreements (cost—$8,365,000)		8,365,000

	Total Short-Term Investments (cost—$13,954,073)		13,903,046

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares — Series R Schedule of Investments
July 31, 2009 (unaudited)

Contracts/
Notional		Credit Rating
Amount		(Moody’s/S&P)	Value *

OPTIONS PURCHASED (i)—0.0%
	Put Options—0.0%
	U.S. Treasury Inflation Index Bonds (OTC),
25,000,000	strike price $65, expires 8/26/09		$601
	U.S. Treasury Notes 10 yr. Futures (CBOT),
308	strike price $80, expires 8/21/09		4,670

	Total Options Purchased (cost—$7,536)		5,271

	Total Investments before options written and securities sold short
	(cost—$403,511,726)—175.0%		407,743,117

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
3,200,000	strike rate 2.95%, expires 8/21/09		(5,936)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
159	strike price $120, expires 8/21/09		(36,219)

			(42,155)

	Put Options—(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
2,200,000	strike rate 3.42%, expires 11/23/09		(26,716)
7,000,000	strike rate 3.75%, expires 11/23/09		(55,500)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
21,000,000	strike rate 4.25%, expires 8/21/09		(8,845)
2,000,000	strike rate 5.37%, expires 9/20/10		(31,093)
	Financial Futures Euro—90 day (CME),
16	strike price $98.50, expires 9/14/09		(293)
39	strike price $98.63, expires 9/14/09		(714)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
129	strike price $110, expires 8/21/09		(1,758)
30	strike price $112, expires 8/21/09		(1,233)

			(126,152)

	Total Options Written (premiums received—$530,092)		(168,307)

Principal
Amount
(000)
SECURITIES SOLD SHORT—(48.0)%
U.S. Government Agency Securities—(48.0%)
	Fannie Mae (d)—(48.0%)
$108,000	5.50%, MBS, TBA	Aaa/AAA	(111,847,473)
100	6.00%, MBS, TBA	Aaa/AAA	(106,047)

	Total Securities Sold Short (proceeds received—$111,330,608)		(111,953,520)

	Total Investments net of options written and securities sold short (cost—$291,651,026)	126.9%	295,621,290
	Other liabilities in excess of other assets	(26.9)	(62,567,992)

	Net Assets	100.0%	$233,053,298

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,999,144, representing 4.29% of net assets.

(b)	Illiquid security.

(c)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Delayed-delivery security.

(e)	In default.

(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(g)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(h)	All or partial amount segregated as collateral for futures contracts and swaps.

(i)	Non-income producing.

Glossary:

€—Euro

¥—Japanese Yen

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2009.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over the Counter

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

Other Investments:
(A) Futures contracts outstanding at July 31, 2009:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)

Long: Euribor Futures	19	$6,640,369	6/15/10	$22,145
Euribor Futures	50	17,410,855	9/14/10	26,083
Euribor Futures	30	10,406,639	12/14/10	(1,283)
Financial Futures Euro — 90 day	130	32,269	12/14/09	284,201
Financial Futures Euro — 90 day	367	90,846	3/15/10	1,577,281
Financial Futures Euro — 90 day	416	102,575	6/14/10	17,482
United Kingdom — 90 day	7	1,435,967	12/17/09	9,837
United Kingdom — 90 day	60	12,201,359	6/17/10	941

				$1,936,687

The Portfolio pledged U.S Government Securities of $419,899, U.S. Treasury Bills of $833,433 and $152,000 in cash as collateral for futures contracts.
(B) Transactions in options written for the nine months ended July 31, 2009:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2008	165	108,700,000	$2,975,508
Options written	585	58,700,000	800,782
Options terminated in closing transactions	(78)	(116,200,000)	(3,055,958)
Options exercised	(156)	—	(93,982)
Options expired	(143)	(15,800,000)	(96,258)

Options outstanding, July 31, 2009	373	35,400,000	$530,092

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at July 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	Depreciation

Bank of America:
Marsh & McLennan	$3,000	0.468%	6/20/19	(0.90)%	$(111,026)	—	$(111,026)
Barclays Bank:
FBG Finance	1,500	0.634%	6/20/15	(1.60)%	(81,176)	—	(81,176)
Deutsche Bank:
Dow Jones CDX IG-12 Index	9,000	1.106%	6/20/14	(1.00)%	32,232	$165,406	(133,174)
Goldman Sachs:
Dow Jones CDX IG-12 Index	300	1.106%	6/20/14	(1.00)%	1,074	6,134	(5,060)
RPM International	1,000	1.45%	3/20/18	(1.50)%	(5,245)	—	(5,245)
JPMorgan Chase & Co.:
Newell Rubbermaid	4,000	1.414%	6/20/19	(2.717)%	(415,512)	—	(415,512)

					$(579,653)	$171,540	$(751,193)

Sell protection swap agreements outstanding at July 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Received	(Depreciation)

Citigroup:
General Electric	$8,000	2.65%	12/20/13	3.725%	$368,163	—	$368,163
Deutsche Bank:
American International Group	3,800	15.448%	12/20/13	5.00%	(1,052,100)	$(389,500)	(662,600)
Goldman Sachs:
GMAC	300	7.068%	6/20/11	3.40%	(17,665)	—	(17,665)
Merrill Lynch & Co.:
CIT Group	1,000	53.811%	12/20/13	5.00%	(465,696)	(230,000)	(235,696)

					$(1,167,298)	$(619,500)	$(547,798)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(D) Interest rate swap agreements outstanding at July 31, 2009:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	Value	Received	(Depreciation)

Barclays Bank	€ 9,100	9/17/10	6-Month EUR-LIBOR	5.00%	$667,726	$(96,136)	$763,862
Morgan Stanley	BRL 7,700	1/2/12	BRL-CDI-Compounded	10.115%	(158,385)	(137,055)	(21,330)
Morgan Stanley	BRL 1,100	1/2/12	BRL-CDI-Compounded	12.54%	20,966	(3,176)	24,142

					$530,307	$(236,367)	$766,674

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

EUR/€—Euro

LIBOR—London Inter-Bank Offered Rate

(E) Forward foreign currency contracts outstanding at July 31, 2009:

				Unrealized
		U.S. $ Value on	U.S. $ Value on	Appreciation
	Counterparty	Origination Date	July 31, 2009	(Depreciation)

Purchased:
111,000 Australian Dollar settling 8/25/09	JPMorgan Chase & Co.	$89,814	$92,146	$2,332
1,005,219 Brazilian Real settling 8/4/09	JPMorgan Chase & Co.	496,159	535,645	39,486
916,181 Chinese Yuan Renminbi settling 3/29/10	Bank of America	135,100	134,729	(371)
11,869,440 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	1,760,000	1,737,625	(22,375)
105,700 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	15,643	15,544	(99)
1,447,845 Chinese Yuan Renminbi settling 9/8/09	Citigroup	210,000	211,957	1,957
753,518 Chinese Yuan Renminbi settling 3/29/10	Citigroup	111,550	110,809	(741)
505,001 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	74,826	74,263	(563)
5,267,340 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	780,000	771,111	(8,889)
724,994 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA	107,200	106,614	(586)
6,800 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase & Co.	1,006	1,000	(6)
703,649,000 Japanese Yen settling 8/4/09	JPMorgan Chase & Co.	7,342,680	7,391,659	48,979
28,416 Malaysian Ringgit settling 8/12/09	Barclays Bank	7,963	8,064	101
9,340 Malaysian Ringgit settling 11/12/09	Barclays Bank	2,600	2,642	42
885 Malaysian Ringgit settling 2/12/10	Citigroup	250	250	—
5,025 Malaysian Ringgit settling 11/12/09	Deutsche Bank	1,416	1,421	5
13,191 Malaysian Ringgit settling 11/12/09	JPMorgan Chase & Co.	3,677	3,731	54
114,414 Mexican Peso settling 11/27/09	Citigroup	7,676	8,520	844
2,433,673 Philippines Peso settling 8/6/09	Deutsche Bank	50,324	50,607	283
Sold:
122,261 Australian Dollar settling 8/28/09	JPMorgan Chase & Co.	100,303	101,472	(1,169)
1,005,219 Brazilian Real settling 8/4/09	HSBC Bank USA	458,480	535,645	(77,165)
1,005,219 Brazilian Real settling 10/2/09	JPMorgan Chase & Co.	490,231	529,802	(39,571)
37,000 British Pound settling 8/6/09	Goldman Sachs & Co.	59,790	61,340	(1,550)
110,000 British Pound settling 8/6/09	Morgan Stanley	181,720	182,362	(642)
729,000 Euro settling 9/4/09	Goldman Sachs & Co.	1,036,650	1,033,598	3,052
33,336,000 Japanese Yen settling 8/4/09	Barclays Bank	356,565	350,186	6,379
703,649,000 Japanese Yen settling 9/9/09	JPMorgan Chase & Co.	7,344,979	7,394,061	(49,082)
670,313,000 Japanese Yen settling 8/4/09	Morgan Stanley	6,960,675	7,041,473	(80,798)
9,315 Malaysian Ringgit settling 8/12/09	Barclays Bank	2,600	2,644	(44)
885 Malaysian Ringgit settling 8/12/09	Citigroup	251	251	—
5,025 Malaysian Ringgit settling 8/12/09	Deutsche Bank	1,419	1,426	(7)
13,191 Malaysian Ringgit settling 8/12/09	JPMorgan Chase & Co.	3,687	3,744	(57)
114,414 Mexican Peso settling 11/27/09	Deutsche Bank	8,280	8,520	(240)
2,433,673 Philippines Peso settling 8/6/09	Citigroup	50,611	50,607	4
2,433,673 Philippines Peso settling 11/16/09	Deutsche Bank	49,758	50,129	(371)

				$(180,808)

The Portfolio received $550,000 principal value in U.S. Treasury Bills and $380,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements—The Portfolio has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Portfolio to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the option adjusted spread pricing as fair value technique on Level 3 investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at July 31, 2009, in valuing the Portfolio’s assets and liabilities is listed below by investment types.

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09

Investments in Securities — Assets:
U.S. Treasury Bonds and Notes	—	$230,670,711	—	$230,670,711
U.S. Government Agency Securities	—	115,761,405	—	115,761,405
Corporate Bonds & Notes	—	31,661,750	$714,785	32,376,535
Sovereign Debt Obligations	—	7,592,289	—	7,592,289
Mortgaged-Backed Securities	—	6,041,295	—	6,041,295
Municipal Bonds	—	615,477	—	615,477
Asset-Backed Securities	—	609,096	—	609,096
Convertible Preferred Stock	$167,992	—	—	167,992
Short-Term Investments	—	13,614,596	288,450	13,903,046
Purchased Options	—	5,271	—	5,271

Total Investments in Securities — Assets	$167,992	$406,571,890	$1,003,235	$407,743,117

Investments in Securities — Liabilities:
Options Written, at value	—	$(168,307)	—	$(168,307)
Securities Sold Short, at value	—	(111,953,520)	—	(111,953,520)
Other Financial Instruments*	$1,936,687	(713,125)	—	1,223,562

Total Investments in Securities — Liabilities	$1,936,687	$(112,834,952)	—	$(110,898,265)

Total Investments in Securities	$2,104,679	$293,736,938	$1,003,235	$296,844,852

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2009, were as follows:

	Beginning	Net	Accrued		Total Change	Transfers in	Ending
	Balance	Purchases(Sales)	Discounts	Total Realized	in Unrealized	and/or out	Balance
	10/31/08	and Settlements	(Premiums)	Loss	Gain(Loss)	of Level 3	7/31/09

Investments in Securities — Assets:
Corporate Bonds & Notes	$714,480	—	$1,090	—	$(785)	—	$714,785
U.S. Government Agency Securities	19,913,290	$(19,888,177)	(66)	$(54,458)	29,411	—	—
Short-Term Investments	296,790	—	—	—	(8,340)	—	288,450

Total Investments in Securities	$20,924,560	$(19,888,177)	$1,024	$(54,458)	$20,286	—	$1,003,235

The net change in unrealized appreciation/depreciation of investments which the Portfolio held at July 31, 2009, was $(9,125).
Disclosures about Derivative Instruments and Hedging Activities—FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in the Other Investments serve as indicators of the volume of derivative activity for the Portfolio.
The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure at July 31, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument, except for written options which are valued at the market value.

Derivatives Fair Value

Interest rate contracts	$2,535,054
Foreign exchange contracts	(180,808)
Credit contracts	(1,298,991)
Equity contracts	—
Other contracts	—

Total	$1,055,255

Item 2. Controls and Procedures
(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Allianz Global Investors Managed Accounts Trust

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 28, 2009

By:	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 28, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 28, 2009